AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 85.6%
Affiliated Mutual Fund — 13.3%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*	166,342,587	$1,887,988,365
(cost $1,675,490,960)(wa)
Common Stocks — 54.6%
Aerospace & Defense — 0.9%
Boeing Co. (The)*	74,534	11,332,149
General Dynamics Corp.	5,224	1,578,693
General Electric Co.	139,350	26,278,623
Howmet Aerospace, Inc.	67,580	6,774,895
Kratos Defense & Security Solutions, Inc.*(a)	75,032	1,748,246
L3Harris Technologies, Inc.	36,325	8,640,628
Loar Holdings, Inc.*	10,496	782,897
Lockheed Martin Corp.	4,825	2,820,502
Melrose Industries PLC (United Kingdom)	1,835,207	11,215,984
Moog, Inc. (Class A Stock)	10,185	2,057,574
Northrop Grumman Corp.	22,827	12,054,254
RTX Corp.	80,556	9,760,165
Safran SA (France)	70,635	16,622,040
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	86,079	2,798,428
TransDigm Group, Inc.	6,358	9,073,692
Triumph Group, Inc.*	45,205	582,692
		124,121,462
Air Freight & Logistics — 0.1%
FedEx Corp.	26,190	7,167,679
GXO Logistics, Inc.*(a)	30,288	1,577,096
		8,744,775
Automobile Components — 0.3%
Autoliv, Inc. (Sweden)	21,197	1,979,164
Autoliv, Inc. (Sweden), SDR	95,206	8,907,996
Denso Corp. (Japan)	708,600	10,651,249
Dowlais Group PLC (United Kingdom)	2,248,759	1,759,605
Gentherm, Inc.*	9,233	429,796
Magna International, Inc. (Canada)	183,431	7,528,008
Patrick Industries, Inc.	5,923	843,257
Stanley Electric Co. Ltd. (Japan)	213,900	4,009,359
Stoneridge, Inc.*	52,693	589,635
Visteon Corp.*	9,975	950,019
		37,648,088
Automobiles — 0.8%
Ford Motor Co.	67,000	707,520
General Motors Co.	46,756	2,096,539
Honda Motor Co. Ltd. (Japan)	357,500	3,816,793
Rivian Automotive, Inc. (Class A Stock)*(a)	127,436	1,429,832
Suzuki Motor Corp. (Japan)	694,600	7,821,120
Tesla, Inc.*	293,236	76,719,335
Toyota Motor Corp. (Japan)(a)	1,078,400	19,383,175
		111,974,314
	Shares	Value
Common Stocks (continued)
Banks — 2.5%
ANZ Group Holdings Ltd. (Australia)	408,170	$8,578,070
Bancorp, Inc. (The)*	48,157	2,576,399
Bank of America Corp.	729,034	28,928,069
BankUnited, Inc.	31,188	1,136,491
BNP Paribas SA (France)	137,578	9,440,838
Capitol Federal Financial, Inc.	160,339	936,380
Citigroup, Inc.	325,791	20,394,517
DBS Group Holdings Ltd. (Singapore)	336,108	9,953,608
Dime Community Bancshares, Inc.	48,499	1,396,771
DNB Bank ASA (Norway)	947,268	19,425,676
East West Bancorp, Inc.	36,155	2,991,465
Fifth Third Bancorp	150,865	6,463,057
First BanCorp. (Puerto Rico)	149,686	3,168,853
First Citizens BancShares, Inc. (Class A Stock)(a)	1,086	1,999,272
HDFC Bank Ltd. (India)	482,198	9,930,542
Home BancShares, Inc.	64,205	1,739,313
Huntington Bancshares, Inc.	427,617	6,285,970
ING Groep NV (Netherlands)	1,122,260	20,361,187
Intesa Sanpaolo SpA (Italy)	2,244,800	9,609,314
JPMorgan Chase & Co.	259,646	54,748,955
KeyCorp	172,700	2,892,725
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,362,200	13,987,888
National Bank Holdings Corp. (Class A Stock)	35,158	1,480,152
National Bank of Canada (Canada)(a)	186,518	17,616,776
OFG Bancorp (Puerto Rico)	66,552	2,989,516
Pacific Premier Bancorp, Inc.	43,923	1,105,103
PNC Financial Services Group, Inc. (The)	20,100	3,715,485
Popular, Inc. (Puerto Rico)	56,670	5,682,301
Seacoast Banking Corp. of Florida	48,221	1,285,090
Standard Chartered PLC (United Kingdom)	1,083,995	11,496,827
Sumitomo Mitsui Trust Group, Inc. (Japan)	227,362	5,441,896
Svenska Handelsbanken AB (Sweden) (Class A Stock)	915,672	9,405,735
Truist Financial Corp.	36,397	1,556,700
U.S. Bancorp	104,800	4,792,504
UniCredit SpA (Italy)	198,829	8,728,917
United Overseas Bank Ltd. (Singapore)	559,700	13,971,215
Webster Financial Corp.	77,196	3,598,106
Wells Fargo & Co.	303,872	17,165,729
Westamerica BanCorp	26,489	1,309,086
Western Alliance Bancorp	81,546	7,052,913
WSFS Financial Corp.	27,586	1,406,610
Zions Bancorp NA	20,164	952,144
		357,698,165
Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*	2,720	786,461
Celsius Holdings, Inc.*	41,544	1,302,820
Coca-Cola Co. (The)	444,463	31,939,111
Constellation Brands, Inc. (Class A Stock)	21,565	5,557,085
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Diageo PLC (United Kingdom)	331,072	$11,564,314
Heineken NV (Netherlands)	139,286	12,364,447
Keurig Dr. Pepper, Inc.	391,157	14,660,564
Kirin Holdings Co. Ltd. (Japan)	272,600	4,154,388
Monster Beverage Corp.*	62,009	3,235,009
PepsiCo, Inc.	144,139	24,510,837
		110,075,036
Biotechnology — 1.0%
AbbVie, Inc.	146,659	28,962,219
ACADIA Pharmaceuticals, Inc.*	30,154	463,768
Agios Pharmaceuticals, Inc.*	19,162	851,368
Akero Therapeutics, Inc.*	16,043	460,274
Alkermes PLC*	48,876	1,368,039
Alnylam Pharmaceuticals, Inc.*	12,839	3,531,110
Amgen, Inc.	66,721	21,498,173
Apogee Therapeutics, Inc.*(a)	7,199	422,869
Argenx SE (Netherlands), ADR*	15,596	8,454,280
Avidity Biosciences, Inc.*	14,339	658,590
BeiGene Ltd. (China), ADR*(a)	12,000	2,694,120
Biogen, Inc.*	24,423	4,734,154
Biohaven Ltd.*	21,800	1,089,346
Blueprint Medicines Corp.*	23,200	2,146,000
Cargo Therapeutics, Inc.*(a)	22,246	410,439
Celldex Therapeutics, Inc.*	19,819	673,648
Crinetics Pharmaceuticals, Inc.*	20,159	1,030,125
Exact Sciences Corp.*(a)	20,454	1,393,326
Genmab A/S (Denmark)*	21,532	5,220,085
Gilead Sciences, Inc.	82,504	6,917,135
Ideaya Biosciences, Inc.*	15,421	488,537
IGM Biosciences, Inc.*(a)	70,074	1,159,024
Insmed, Inc.*	54,013	3,942,949
Intellia Therapeutics, Inc.*	21,376	439,277
Ionis Pharmaceuticals, Inc.*(a)	29,651	1,187,819
Kymera Therapeutics, Inc.*	32,076	1,518,157
Madrigal Pharmaceuticals, Inc.*(a)	2,772	588,274
Natera, Inc.*	15,043	1,909,709
Neurocrine Biosciences, Inc.*	15,304	1,763,327
Nurix Therapeutics, Inc.*	22,444	504,317
Praxis Precision Medicines, Inc.*	8,600	494,844
Prothena Corp. PLC (Ireland)*	21,953	367,274
Regeneron Pharmaceuticals, Inc.*	14,470	15,211,443
Relay Therapeutics, Inc.*	71,981	509,625
Replimune Group, Inc.*	59,181	648,624
REVOLUTION Medicines, Inc.*	35,989	1,632,101
Rocket Pharmaceuticals, Inc.*	22,990	424,625
Scholar Rock Holding Corp.*(a)	137,195	1,098,932
Soleno Therapeutics, Inc.*	9,466	477,938
SpringWorks Therapeutics, Inc.*	16,429	526,385
Ultragenyx Pharmaceutical, Inc.*	25,901	1,438,801
Vaxcyte, Inc.*	14,742	1,684,568
Vera Therapeutics, Inc.*(a)	18,278	807,888
Vertex Pharmaceuticals, Inc.*	18,970	8,822,568
Xencor, Inc.*	42,314	850,935
		141,477,009
	Shares	Value
Common Stocks (continued)
Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China), ADR	34,714	$3,683,850
Amazon.com, Inc.*	938,185	174,812,011
Isetan Mitsukoshi Holdings Ltd. (Japan)	412,600	6,477,191
Kohl’s Corp.(a)	82,452	1,739,737
Next PLC (United Kingdom)	101,666	13,317,890
Ollie’s Bargain Outlet Holdings, Inc.*	5,626	546,847
		200,577,526
Building Products — 0.2%
Armstrong World Industries, Inc.	20,608	2,708,509
AZEK Co., Inc. (The)*	47,822	2,238,070
Carlisle Cos., Inc.	5,438	2,445,740
Carrier Global Corp.(a)	121,039	9,742,429
Gibraltar Industries, Inc.*	20,701	1,447,621
Insteel Industries, Inc.	40,756	1,267,104
Johnson Controls International PLC	58,930	4,573,557
Lennox International, Inc.	2,099	1,268,405
Owens Corning	3,740	660,185
Trane Technologies PLC	17,681	6,873,135
Trex Co., Inc.*	21,948	1,461,298
		34,686,053
Capital Markets — 1.5%
Ares Management Corp. (Class A Stock)	65,957	10,278,739
Bank of New York Mellon Corp. (The)	111,907	8,041,637
BlackRock, Inc.	13,096	12,434,783
Blackstone, Inc.	24,400	3,736,372
Bridgepoint Group PLC (United Kingdom), 144A	1,365,741	6,307,310
Brookfield Corp. (Canada)	217,763	11,565,615
Cboe Global Markets, Inc.	32,072	6,570,591
Charles Schwab Corp. (The)	255,330	16,547,937
Coinbase Global, Inc. (Class A Stock)*(a)	16,345	2,912,189
CVC Capital Partners PLC (Luxembourg), 144A*	297,862	6,654,511
FactSet Research Systems, Inc.	4,200	1,931,370
Goldman Sachs Group, Inc. (The)	27,044	13,389,755
Intercontinental Exchange, Inc.	68,221	10,959,021
Julius Baer Group Ltd. (Switzerland)	172,329	10,392,116
KKR & Co., Inc.	66,762	8,717,782
LPL Financial Holdings, Inc.	26,473	6,158,414
Macquarie Group Ltd. (Australia)	64,059	10,250,189
Moody’s Corp.	13,457	6,386,557
Morgan Stanley	114,178	11,901,915
Morningstar, Inc.	8,000	2,552,960
MSCI, Inc.	3,156	1,839,727
Open Lending Corp.*	117,647	720,000
S&P Global, Inc.	31,782	16,419,217
StepStone Group, Inc. (Class A Stock)(a)	40,378	2,294,682
TPG, Inc.	60,137	3,461,486
Tradeweb Markets, Inc. (Class A Stock)	86,491	10,696,342
Virtus Investment Partners, Inc.	12,507	2,619,591
		205,740,808

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals — 1.0%
Air Liquide SA (France)	97,342	$18,797,736
Akzo Nobel NV (Netherlands)	117,581	8,306,064
Asahi Kasei Corp. (Japan)	687,400	5,211,447
BASF SE (Germany)	160,297	8,496,205
CF Industries Holdings, Inc.	84,159	7,220,842
Covestro AG (Germany), 144A*	124,167	7,738,156
Element Solutions, Inc.	47,161	1,280,893
HB Fuller Co.	24,905	1,976,959
Huntsman Corp.	79,590	1,926,078
International Flavors & Fragrances, Inc.	13,667	1,434,078
Johnson Matthey PLC (United Kingdom)	279,913	5,708,296
Linde PLC	80,988	38,619,938
Minerals Technologies, Inc.	7,806	602,857
Mosaic Co. (The)	139,929	3,747,299
Quaker Chemical Corp.(a)	3,791	638,746
RPM International, Inc.	52,384	6,338,464
Scotts Miracle-Gro Co. (The)	30,494	2,643,830
Sherwin-Williams Co. (The)	34,881	13,313,031
Shin-Etsu Chemical Co. Ltd. (Japan)	60,200	2,515,782
Umicore SA (Belgium)	227,704	2,955,172
		139,471,873
Commercial Services & Supplies — 0.4%
Casella Waste Systems, Inc. (Class A Stock)*	7,308	727,073
Cintas Corp.	33,420	6,880,510
Copart, Inc.*	102,570	5,374,668
Element Fleet Management Corp. (Canada)	832,113	17,694,976
HNI Corp.	46,017	2,477,555
MSA Safety, Inc.	13,824	2,451,548
OPENLANE, Inc.*	83,291	1,405,952
Republic Services, Inc.	6,369	1,279,150
Stericycle, Inc.*	40,173	2,450,553
Waste Connections, Inc.	29,076	5,199,370
Waste Management, Inc.	30,900	6,414,840
		52,356,195
Communications Equipment — 0.3%
Arista Networks, Inc.*	15,654	6,008,318
Ciena Corp.*(a)	35,724	2,200,241
Cisco Systems, Inc.	284,991	15,167,221
Harmonic, Inc.*	61,980	903,049
Lumentum Holdings, Inc.*(a)	11,642	737,870
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	1,380,403	10,430,951
		35,447,650
Construction & Engineering — 0.1%
API Group Corp.*	80,183	2,647,643
Comfort Systems USA, Inc.	5,033	1,964,631
EMCOR Group, Inc.	3,452	1,486,190
Quanta Services, Inc.	3,500	1,043,525
Valmont Industries, Inc.	6,664	1,932,227
WillScot Holdings Corp.*(a)	85,974	3,232,622
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
Worley Ltd. (Australia)	808,319	$8,237,732
		20,544,570
Construction Materials — 0.1%
CRH PLC	56,406	5,231,092
Summit Materials, Inc. (Class A Stock)*	52,902	2,064,765
Vulcan Materials Co.	28,229	7,069,389
		14,365,246
Consumer Finance — 0.2%
Ally Financial, Inc.	37,557	1,336,654
American Express Co.	64,628	17,527,114
Discover Financial Services	46,428	6,513,384
OneMain Holdings, Inc.(a)	67,135	3,160,044
SLM Corp.(a)	48,950	1,119,486
		29,656,682
Consumer Staples Distribution & Retail — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	20,039	1,652,817
Casey’s General Stores, Inc.	8,577	3,222,465
Costco Wholesale Corp.	42,726	37,877,453
Dollar General Corp.	56,873	4,809,749
Seven & i Holdings Co. Ltd. (Japan)	992,500	14,944,721
Sprouts Farmers Market, Inc.*	33,232	3,669,145
Sysco Corp.(a)	30,700	2,396,442
Target Corp.	52,381	8,164,103
Walmart, Inc.	436,529	35,249,717
Welcia Holdings Co. Ltd. (Japan)	134,300	1,908,133
		113,894,745
Containers & Packaging — 0.1%
Ball Corp.	102,066	6,931,302
Graphic Packaging Holding Co.(a)	74,879	2,215,670
International Paper Co.(a)	77,544	3,788,024
Myers Industries, Inc.	74,861	1,034,579
Packaging Corp. of America	33,649	7,247,995
		21,217,570
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	24,658	3,455,325
Duolingo, Inc.*(a)	10,040	2,831,481
Service Corp. International(a)	17,823	1,406,769
Strategic Education, Inc.	5,172	478,669
		8,172,244
Diversified REITs — 0.0%
Broadstone Net Lease, Inc.(a)	13,844	262,344
Essential Properties Realty Trust, Inc.(a)	17,218	587,995
WP Carey, Inc.(a)	30,362	1,891,552
		2,741,891
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	139,200	3,062,400
BT Group PLC (United Kingdom)(a)	5,685,908	11,269,867
Cellnex Telecom SA (Spain), 144A	33,104	1,342,129
GCI Liberty, Inc. (Class A Stock)*^	51,000	5

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Iridium Communications, Inc.	24,071	$732,962
KT Corp. (South Korea)	263,064	8,051,369
Liberty Global Ltd. (Belgium) (Class C Stock)*(a)	95,951	2,073,501
Nippon Telegraph & Telephone Corp. (Japan)	17,322,000	17,758,260
Verizon Communications, Inc.	77,714	3,490,136
		47,780,629
Electric Utilities — 0.7%
Constellation Energy Corp.	49,614	12,900,632
Duke Energy Corp.	20,500	2,363,650
Entergy Corp.	40,700	5,356,527
Evergy, Inc.	46,700	2,895,867
Exelon Corp.	96,300	3,904,965
FirstEnergy Corp.	100,379	4,451,809
IDACORP, Inc.	14,694	1,514,804
MGE Energy, Inc.(a)	14,197	1,298,316
NextEra Energy, Inc.	304,222	25,715,886
OGE Energy Corp.	19,343	793,450
PG&E Corp.	824,167	16,293,782
PPL Corp.	37,607	1,244,039
Southern Co. (The)	122,012	11,003,042
Xcel Energy, Inc.	168,407	10,996,977
		100,733,746
Electrical Equipment — 0.9%
ABB Ltd. (Switzerland)	396,228	22,987,418
AMETEK, Inc.	6,300	1,081,773
Atkore, Inc.	12,297	1,042,048
Emerson Electric Co.	32,604	3,565,899
GE Vernova, Inc.*	54,367	13,862,498
Hubbell, Inc.	18,953	8,118,518
Legrand SA (France)	130,108	14,989,203
Mitsubishi Electric Corp. (Japan)	784,100	12,718,844
Prysmian SpA (Italy)	273,316	19,886,073
Rockwell Automation, Inc.	33,583	9,015,692
Schneider Electric SE	3,940	1,038,615
Sensata Technologies Holding PLC	58,672	2,103,978
Sunrun, Inc.*(a)	65,162	1,176,826
Thermon Group Holdings, Inc.*	51,534	1,537,775
Vertiv Holdings Co. (Class A Stock)	73,341	7,296,696
		120,421,856
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	78,718	5,129,265
Belden, Inc.	30,888	3,617,911
Cognex Corp.(a)	50,996	2,065,338
Coherent Corp.*	31,946	2,840,319
Hamamatsu Photonics KK (Japan)	306,200	3,995,361
Keysight Technologies, Inc.*	62,481	9,930,105
Largan Precision Co. Ltd. (Taiwan)	37,000	2,965,985
Littelfuse, Inc.	8,028	2,129,427
Murata Manufacturing Co. Ltd. (Japan)	302,000	5,976,195
Novanta, Inc.*(a)	11,440	2,046,845
Omron Corp. (Japan)	99,300	4,539,966
TE Connectivity PLC (Ireland)	73,006	11,023,176
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Teledyne Technologies, Inc.*	17,707	$7,749,646
Vontier Corp.	28,641	966,347
Zebra Technologies Corp. (Class A Stock)*	19,953	7,388,995
		72,364,881
Energy Equipment & Services — 0.3%
Atlas Energy Solutions, Inc.(a)	74,118	1,615,772
Baker Hughes Co.	56,488	2,042,041
Expro Group Holdings NV*	114,602	1,967,716
Halliburton Co.	185,968	5,402,371
Kodiak Gas Services, Inc.	21,384	620,136
Noble Corp. PLC(a)	72,613	2,624,234
Schlumberger NV	298,778	12,533,737
TechnipFMC PLC (United Kingdom)	212,254	5,567,423
Tenaris SA, ADR	28,370	901,882
Tidewater, Inc.*	4,381	314,512
Weatherford International PLC	28,847	2,449,687
		36,039,511
Entertainment — 0.4%
Electronic Arts, Inc.	23,900	3,428,216
Endeavor Group Holdings, Inc. (Class A Stock)(a)	83,820	2,393,899
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	35,048	2,713,767
Madison Square Garden Sports Corp.*	3,561	741,614
Netflix, Inc.*	53,792	38,153,052
ROBLOX Corp. (Class A Stock)*	23,917	1,058,567
Sphere Entertainment Co.*(a)	11,311	499,720
Spotify Technology SA*	8,400	3,095,652
Walt Disney Co. (The)	99,065	9,529,062
Warner Music Group Corp. (Class A Stock)(a)	32,921	1,030,427
		62,643,976
Financial Services — 1.9%
Adyen NV (Netherlands), 144A*	2,990	4,681,204
Apollo Global Management, Inc.	83,133	10,384,143
Berkshire Hathaway, Inc. (Class B Stock)*	126,311	58,135,901
Block, Inc.*	44,793	3,006,954
Challenger Ltd. (Australia)	658,758	2,941,347
Corebridge Financial, Inc.	388,305	11,322,974
Corpay, Inc.*	44,762	13,999,763
Edenred SE (France)	108,339	4,103,407
Equitable Holdings, Inc.	182,617	7,675,392
Euronet Worldwide, Inc.*	7,194	713,861
Fiserv, Inc.*	123,182	22,129,646
Global Payments, Inc.	87,752	8,987,560
HA Sustainable Infrastructure Capital, Inc.(a)	19,627	676,543
Mastercard, Inc. (Class A Stock)	87,924	43,416,871
Mitsubishi HC Capital, Inc. (Japan)	612,500	4,350,053
Mr. Cooper Group, Inc.*	7,708	710,523
Payoneer Global, Inc.*	250,921	1,889,435
Toast, Inc. (Class A Stock)*(a)	66,806	1,891,278

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Visa, Inc. (Class A Stock)	192,560	$52,944,372
Voya Financial, Inc.	117,117	9,278,009
Western Union Co. (The)	109,249	1,303,340
		264,542,576
Food Products — 0.5%
Barry Callebaut AG (Switzerland)	2,182	4,039,840
Campbell Soup Co.(a)	18,800	919,696
Flowers Foods, Inc.	76,303	1,760,310
Freshpet, Inc.*	8,844	1,209,594
General Mills, Inc.(a)	26,900	1,986,565
Mondelez International, Inc. (Class A Stock)	100,974	7,438,754
Mriya Recovery Certificates (Ukraine)^	1,359,527	7,567
Nestle SA	395,220	39,716,621
Post Holdings, Inc.*	20,619	2,386,649
Tyson Foods, Inc. (Class A Stock)	28,275	1,684,059
Wilmar International Ltd. (China)	3,376,800	8,758,115
		69,907,770
Gas Utilities — 0.1%
Atmos Energy Corp.	53,748	7,455,385
Chesapeake Utilities Corp.(a)	5,311	659,467
National Fuel Gas Co.(a)	11,677	707,743
ONE Gas, Inc.(a)	13,736	1,022,233
Southwest Gas Holdings, Inc.	16,185	1,193,806
		11,038,634
Ground Transportation — 0.6%
Canadian National Railway Co. (Canada)	7,565	886,240
Central Japan Railway Co. (Japan)	279,500	6,453,674
CSX Corp.	488,600	16,871,358
J.B. Hunt Transport Services, Inc.	1,407	242,468
Landstar System, Inc.	3,577	675,588
Norfolk Southern Corp.	40,513	10,067,481
Old Dominion Freight Line, Inc.(a)	67,039	13,316,627
Ryder System, Inc.(a)	12,868	1,876,154
Saia, Inc.*	27,204	11,895,221
Uber Technologies, Inc.*	279,443	21,002,936
		83,287,747
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	81,919	9,339,585
Alcon, Inc.	87,831	8,790,148
Avanos Medical, Inc.*	26,310	632,229
Becton, Dickinson & Co.	57,502	13,863,732
Boston Scientific Corp.*	120,372	10,087,174
DENTSPLY SIRONA, Inc.(a)	66,436	1,797,758
Dexcom, Inc.*	78,315	5,250,238
Edwards Lifesciences Corp.*	39,039	2,576,184
Elekta AB (Sweden) (Class B Stock)	715,569	5,101,233
Enovis Corp.*(a)	9,284	399,676
Envista Holdings Corp.*	23,967	473,588
EssilorLuxottica SA (France)	43,822	10,382,502
Hologic, Inc.*	71,322	5,809,890
IDEXX Laboratories, Inc.*	5,400	2,728,188
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Inspire Medical Systems, Inc.*	3,958	$835,336
Intuitive Surgical, Inc.*	44,309	21,767,682
iRhythm Technologies, Inc.*	6,224	462,070
Koninklijke Philips NV (Netherlands)*	463,112	15,183,417
Lantheus Holdings, Inc.*(a)	20,759	2,278,300
Medtronic PLC	63,146	5,685,034
Novocure Ltd.*	37,521	586,453
Penumbra, Inc.*(a)	15,121	2,938,162
PROCEPT BioRobotics Corp.*(a)	24,637	1,973,916
Siemens Healthineers AG (Germany), 144A	263,192	15,807,496
Stryker Corp.	50,504	18,245,075
Zimmer Biomet Holdings, Inc.	90,504	9,769,907
		172,764,973
Health Care Providers & Services — 1.0%
Cencora, Inc.	24,614	5,540,119
Cigna Group (The)	42,554	14,742,408
Concentra Group Holdings Parent, Inc.*	13,778	308,076
CVS Health Corp.	32,500	2,043,600
Elevance Health, Inc.	34,382	17,878,640
Encompass Health Corp.	18,238	1,762,520
Fresenius SE & Co. KGaA (Germany)*	150,041	5,724,172
Guardant Health, Inc.*	33,638	771,656
HCA Healthcare, Inc.	2,542	1,033,145
Humana, Inc.	12,028	3,809,749
McKesson Corp.	16,055	7,937,913
Molina Healthcare, Inc.*	15,385	5,301,056
Option Care Health, Inc.*	30,558	956,465
Pennant Group, Inc. (The)*	14,428	515,080
Quest Diagnostics, Inc.	24,000	3,726,000
Select Medical Holdings Corp.	90,766	3,165,010
Tenet Healthcare Corp.*	73,763	12,259,411
U.S. Physical Therapy, Inc.	6,441	545,102
UnitedHealth Group, Inc.	96,609	56,485,350
		144,505,472
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	8,835	1,049,156
Healthcare Realty Trust, Inc.(a)	144,277	2,618,628
Ventas, Inc.	108,921	6,985,104
Welltower, Inc.	159,674	20,443,062
		31,095,950
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	18,488	3,880,077
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	238,856	3,547,011
Host Hotels & Resorts, Inc.(a)	12,976	228,378
Invincible Investment Corp. (Japan)	2,868	1,242,124
Pebblebrook Hotel Trust	133,957	1,772,251
		6,789,764
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc. (Class A Stock)*	41,572	5,271,745
Amadeus IT Group SA (Spain)	154,624	11,198,262

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Booking Holdings, Inc.	3,802	$16,014,480
Cava Group, Inc.*	18,671	2,312,403
Chipotle Mexican Grill, Inc.*	226,106	13,028,228
Choice Hotels International, Inc.(a)	10,424	1,358,247
Compass Group PLC (United Kingdom)	609,873	19,552,334
Domino’s Pizza, Inc.	9,102	3,915,134
DoorDash, Inc. (Class A Stock)*	40,266	5,747,166
DraftKings, Inc. (Class A Stock)*(a)	70,221	2,752,663
Flutter Entertainment PLC (United Kingdom)*	13,846	3,285,379
Hilton Worldwide Holdings, Inc.	45,005	10,373,653
Las Vegas Sands Corp.(a)	128,723	6,479,916
Marriott International, Inc. (Class A Stock)	34,684	8,622,442
Marriott Vacations Worldwide Corp.	11,535	847,592
McDonald’s Corp.	86,302	26,279,822
Norwegian Cruise Line Holdings Ltd.*	110,270	2,261,638
Papa John’s International, Inc.(a)	7,378	397,453
Planet Fitness, Inc. (Class A Stock)*	23,777	1,931,168
Red Robin Gourmet Burgers, Inc.*(a)	43,290	190,909
Royal Caribbean Cruises Ltd.	46,363	8,222,942
Starbucks Corp.	58,900	5,742,161
Vail Resorts, Inc.	3,729	649,928
Wendy’s Co. (The)	44,974	787,945
Wingstop, Inc.	19,042	7,922,995
Wynn Resorts Ltd.	42,849	4,108,362
		169,254,967
Household Durables — 0.4%
Cavco Industries, Inc.*	3,861	1,653,435
Green Brick Partners, Inc.*	12,424	1,037,652
Meritage Homes Corp.	14,374	2,947,676
NVR, Inc.*	1,350	13,245,930
Open House Group Co. Ltd. (Japan)	15,500	586,298
Panasonic Holdings Corp. (Japan)	920,000	8,081,977
Persimmon PLC (United Kingdom)	394,409	8,679,318
Sony Group Corp. (Japan)	910,000	17,679,111
Tempur Sealy International, Inc.	57,776	3,154,570
		57,065,967
Household Products — 0.4%
Clorox Co. (The)	12,000	1,954,920
Colgate-Palmolive Co.	101,177	10,503,184
Kimberly-Clark Corp.	30,500	4,339,540
Procter & Gamble Co. (The)	212,254	36,762,393
		53,560,037
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	375,900	6,286,228
Ormat Technologies, Inc.(a)	6,931	533,271
Vistra Corp.	31,654	3,752,265
		10,571,764
Industrial Conglomerates — 0.5%
DCC PLC (United Kingdom)	112,863	7,705,083
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	73,259	$15,143,368
Siemens AG (Germany)	227,848	46,095,464
		68,943,915
Industrial REITs — 0.5%
EastGroup Properties, Inc.	25,560	4,775,119
Goodman Group (Australia)	157,197	4,009,941
Lineage, Inc.(a)	26,199	2,053,478
Mapletree Industrial Trust (Singapore)	576,900	1,090,149
Mitsui Fudosan Logistics Park, Inc. (Japan)	168	496,406
Prologis, Inc.	239,021	30,183,572
Rexford Industrial Realty, Inc.(a)	363,725	18,299,005
Segro PLC (United Kingdom)	223,900	2,624,220
Terreno Realty Corp.(a)	112,401	7,511,759
Warehouses De Pauw CVA (Belgium)	53,359	1,423,873
		72,467,522
Insurance — 2.0%
AIA Group Ltd. (Hong Kong)	1,407,800	12,294,117
Allstate Corp. (The)	75,700	14,356,505
American International Group, Inc.	167,789	12,287,188
AXA SA (France)	734,828	28,288,578
Axis Capital Holdings Ltd.	74,647	5,942,648
Chubb Ltd.	83,803	24,167,947
Definity Financial Corp. (Canada)	137,010	5,522,138
Fidelity National Financial, Inc.(a)	12,316	764,331
First American Financial Corp.	7,659	505,571
Hanover Insurance Group, Inc. (The)	21,847	3,235,759
Hartford Financial Services Group, Inc. (The)	110,574	13,004,608
Kemper Corp.	47,181	2,889,836
Mandatum OYJ (Finland)	686,372	3,398,066
Markel Group, Inc.*	499	782,721
Marsh & McLennan Cos., Inc.	51,573	11,505,421
MetLife, Inc.	152,572	12,584,139
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	59,287	32,669,772
Palomar Holdings, Inc.*	8,107	767,490
Progressive Corp. (The)	12,400	3,146,624
RenaissanceRe Holdings Ltd. (Bermuda)(a)	47,269	12,876,076
Sampo OYJ (Finland) (Class A Stock)	295,460	13,780,370
Selective Insurance Group, Inc.	21,901	2,043,363
Storebrand ASA (Norway)	1,010,568	11,089,623
Sun Life Financial, Inc. (Canada)	249,058	14,446,819
Tokio Marine Holdings, Inc. (Japan)	584,900	21,567,864
Travelers Cos., Inc. (The)	22,096	5,173,115
Zurich Insurance Group AG (Switzerland)	22,503	13,595,413
		282,686,102
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)	419,514	69,576,397
Alphabet, Inc. (Class C Stock)	604,080	100,996,135
IAC, Inc.*	20,093	1,081,405

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
LY Corp. (Japan)	1,515,500	$4,417,375
Meta Platforms, Inc. (Class A Stock)	224,835	128,704,547
NAVER Corp. (South Korea)	48,997	6,311,067
Pinterest, Inc. (Class A Stock)*	97,081	3,142,512
Tencent Holdings Ltd. (China)	73,700	4,098,081
		318,327,519
IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	86,814	30,687,013
Cloudflare, Inc. (Class A Stock)*(a)	25,177	2,036,568
Gartner, Inc.*	3,900	1,976,364
International Business Machines Corp.	46,214	10,216,991
MongoDB, Inc.*	14,327	3,873,305
Nomura Research Institute Ltd. (Japan)	252,000	9,352,145
Okta, Inc.*	8,580	637,837
Shopify, Inc. (Canada) (Class A Stock)*(a)	29,700	2,380,158
Snowflake, Inc. (Class A Stock)*	29,398	3,376,654
Twilio, Inc. (Class A Stock)*	17,311	1,129,023
		65,666,058
Leisure Products — 0.0%
Mattel, Inc.*(a)	122,958	2,342,350
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc. (Class A Stock)*(a)	39,534	892,678
Avantor, Inc.*(a)	77,562	2,006,529
Danaher Corp.	78,057	21,701,407
Evotec SE (Germany)*(a)	118,320	847,501
ICON PLC*	14,128	4,059,116
Illumina, Inc.*	7,849	1,023,588
IQVIA Holdings, Inc.*	6,924	1,640,780
Mettler-Toledo International, Inc.*	5,413	8,117,876
Repligen Corp.*(a)	50,836	7,565,413
Thermo Fisher Scientific, Inc.	49,566	30,660,041
		78,514,929
Machinery — 0.8%
AGCO Corp.(a)	13,733	1,343,911
Alamo Group, Inc.	11,116	2,002,325
Atmus Filtration Technologies, Inc.	63,760	2,392,913
Caterpillar, Inc.	16,250	6,355,700
Cummins, Inc.	43,976	14,238,989
Deere & Co.	26,649	11,121,427
Dover Corp.	25,435	4,876,907
Enerpac Tool Group Corp.	40,647	1,702,703
Esab Corp.	56,898	6,048,826
Fortive Corp.	51,200	4,041,216
Hillenbrand, Inc.	17,962	499,344
IDEX Corp.	16,111	3,455,810
Ingersoll Rand, Inc.	55,813	5,478,604
KION Group AG (Germany)	132,019	5,212,751
Middleby Corp. (The)*	17,924	2,493,766
Mueller Water Products, Inc. (Class A Stock)	76,222	1,654,017
RBC Bearings, Inc.*(a)	10,558	3,160,854
Sandvik AB (Sweden)	497,402	11,130,435
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
SMC Corp. (Japan)	9,100	$4,069,708
Stanley Black & Decker, Inc.	146,890	16,176,996
THK Co. Ltd. (Japan)	203,300	3,596,214
Toro Co. (The)	34,661	3,006,149
Xylem, Inc.	6,600	891,198
		114,950,763
Media — 0.3%
Comcast Corp. (Class A Stock)	469,769	19,622,251
CyberAgent, Inc. (Japan)	732,200	5,205,249
Ibotta, Inc. (Class A Stock)*(a)	8,615	530,770
Nexstar Media Group, Inc.(a)	16,332	2,700,496
Scholastic Corp.	21,235	679,733
Trade Desk, Inc. (The) (Class A Stock)*	44,866	4,919,557
WPP PLC (United Kingdom)	1,188,329	12,172,570
		45,830,626
Metals & Mining — 1.9%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*(a)	429,086	1,038,480
Agnico Eagle Mines Ltd. (Canada) (XLON)	66,236	5,335,807
Agnico Eagle Mines Ltd. (Canada) (NYSE)	53,176	4,283,859
Alamos Gold, Inc. (Canada) (Class A Stock) (NYSE)	79,984	1,594,881
Alamos Gold, Inc. (Canada) (Class A Stock) (XTSE)	167,308	3,333,913
Alamos Gold, Inc. (Canada) (Class A Stock), Restricted Shares^	10,789	213,378
Alcoa Corp.	47,078	1,816,269
Alpha Metallurgical Resources, Inc.	3,208	757,665
Alrosa PJSC (Russia)^	1,356,440	1
Aluminium Bahrain BSC (Bahrain)	215,454	719,802
Amman Mineral Internasional PT (Indonesia)*	470,608	288,674
Anglo American Platinum Ltd. (South Africa)	21,538	774,785
Anglo American PLC (South Africa)	225,922	7,343,756
Anglogold Ashanti PLC (United Kingdom) (XJSE)(a)	55,478	1,475,414
Anglogold Ashanti PLC (United Kingdom) (NYSE)	38,217	1,017,719
Antofagasta PLC (Chile)	516,152	13,912,805
ArcelorMittal SA (Luxembourg)	58,594	1,534,263
ARE Holdings, Inc. (Japan)	10,600	134,654
Artemis Gold, Inc. (Canada)*	66,349	636,287
Aya Gold & Silver, Inc. (Canada)*	103,507	1,346,980
Barrick Gold Corp. (Canada)	158,099	3,144,589
BHP Group Ltd. (Australia) (XASX)	861,538	26,747,449
BHP Group Ltd. (Australia) (XLON)	348,690	10,806,346
Capricorn Metals Ltd. (Australia)*	532,031	2,093,668
Capstone Copper Corp. (Canada)*	95,954	750,633
Centamin PLC (Egypt)	499,780	979,579
Champion Iron Ltd. (Australia) (XASX)	199,238	1,002,331
Champion Iron Ltd. (Australia) (XTSE)	117,420	576,486
Cleveland-Cliffs, Inc.*(a)	75,684	966,485

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
CMOC Group Ltd. (China) (Class H Stock)	1,080,000	$1,042,596
Commercial Metals Co.	13,149	722,669
Emerald Resources NL (Australia)*	644,127	1,706,362
ERO Copper Corp. (Brazil)*	152,304	3,390,790
First Quantum Minerals Ltd. (Zambia)*	88,857	1,211,522
Foran Mining Corp. (Canada)*	248,950	771,267
Franco-Nevada Corp. (Canada) (XTSE)	59,276	7,362,329
Franco-Nevada Corp. (Canada) (NYSE)(a)	18,435	2,290,549
Freeport-McMoRan, Inc.	413,950	20,664,384
G Mining Ventures Corp. (Canada)*	235,143	1,630,849
Glencore PLC (Australia)*	1,523,497	8,724,538
GMK Norilskiy Nickel PAO (Russia)^	524,300	1
Gold Fields Ltd. (South Africa)(a)	137,757	2,136,320
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	392,632	2,193,475
Harmony Gold Mining Co. Ltd. (South Africa)	106,202	1,090,013
Hindalco Industries Ltd. (India)	85,552	773,294
Hoa Phat Group JSC (Vietnam)*	3,364,990	3,602,137
IGO Ltd. (Australia)	867,274	3,483,013
Impala Platinum Holdings Ltd. (South Africa)*	442,926	2,482,482
Industrias Penoles SAB de CV (Mexico)*	59,862	793,498
Ivanhoe Electric, Inc.*(a)	173,053	1,464,028
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	210,781	3,135,727
JSW Steel Ltd. (India)	56,747	696,724
Kinross Gold Corp. (Canada)	129,646	1,213,487
Lundin Gold, Inc. (Canada)	86,315	1,866,770
Mineral Resources Ltd. (Australia)	20,894	744,945
MP Materials Corp.*(a)	73,963	1,305,447
New Gold, Inc. (Canada)*	175,486	508,636
Newmont Corp.	82,720	4,421,384
Newmont Corp., CDI	56,180	3,007,972
NGEx Minerals Ltd. (Canada)*(a)	108,426	894,698
Nippon Steel Corp. (Japan)	109,800	2,460,852
Norsk Hydro ASA (Norway)	130,368	842,178
Northam Platinum Holdings Ltd. (South Africa)	235,837	1,489,965
Northern Star Resources Ltd. (Australia)	317,555	3,478,577
Nucor Corp.	45,453	6,833,404
Osisko Gold Royalties Ltd. (Canada)	127,343	2,358,640
Osisko Mining, Inc. (Canada)*	107,012	385,337
Pilbara Minerals Ltd. (Australia)*(a)	2,841,107	6,390,442
Polyus PJSC (Russia)*^	4,693	—
POSCO Holdings, Inc. (South Korea)	3,807	1,117,623
Predictive Discovery Ltd. (Australia)*	3,279,654	592,505
Reliance, Inc.(a)	31,634	9,148,869
Rio Tinto PLC (Australia)	44,574	3,164,202
Royal Gold, Inc.	17,028	2,389,028
Saudi Arabian Mining Co. (Saudi Arabia)*	83,083	1,082,293
Sibanye Stillwater Ltd. (South Africa)*	769,791	795,416
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Skeena Resources Ltd. (Canada)*(a)	157,352	$1,336,814
Snowline Gold Corp. (Canada)*	155,000	645,236
South32 Ltd. (Australia)	1,930,727	4,952,147
Southern Copper Corp. (Mexico)(a)	20,749	2,400,037
Steel Dynamics, Inc.	105,341	13,281,393
Tata Steel Ltd. (India)	677,107	1,362,849
Teck Resources Ltd. (Canada) (Class B Stock)	100,933	5,272,740
Vale SA (Brazil), ADR(a)	473,490	5,530,363
Warrior Met Coal, Inc.	53,633	3,427,149
Wesdome Gold Mines Ltd. (Canada)*	155,503	1,459,080
Wheaton Precious Metals Corp. (Brazil)	106,656	6,513,946
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	1,086,000	2,424,656
		271,094,605
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	230,116	4,618,428
Franklin BSP Realty Trust, Inc.	54,679	714,108
PennyMac Mortgage Investment Trust	52,746	752,158
Rithm Capital Corp.	85,023	965,011
		7,049,705
Multi-Utilities — 0.4%
Ameren Corp.	117,876	10,309,435
CenterPoint Energy, Inc.	69,475	2,043,954
CMS Energy Corp.	53,600	3,785,768
Dominion Energy, Inc.	55,179	3,188,794
Engie SA (France)	1,108,766	19,173,013
National Grid PLC (United Kingdom)	1,222,102	16,893,126
Northwestern Energy Group, Inc.	28,875	1,652,228
Sempra	28,300	2,366,729
		59,413,047
Office REITs — 0.1%
Derwent London PLC (United Kingdom)	29,507	947,574
Douglas Emmett, Inc.(a)	226,174	3,973,877
Gecina SA (France)	8,480	976,383
Great Portland Estates PLC (United Kingdom)	829,151	3,948,263
Kilroy Realty Corp.	84,227	3,259,585
SL Green Realty Corp.(a)	3,159	219,898
Vornado Realty Trust	69,697	2,746,062
		16,071,642
Oil, Gas & Consumable Fuels — 2.3%
BP PLC, ADR	68,911	2,163,116
Cameco Corp. (Canada)	57,995	2,769,841
Canadian Natural Resources Ltd. (Canada)	113,840	3,780,217
Cheniere Energy, Inc.	16,072	2,890,388
Chesapeake Energy Corp.(a)	80,290	6,603,852
Chevron Corp.	179,321	26,408,604
ConocoPhillips	259,713	27,342,585
Devon Energy Corp.	53,600	2,096,832

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.	52,609	$9,069,792
Enbridge, Inc. (Canada)(a)	115,944	4,708,486
EOG Resources, Inc.	110,464	13,579,340
EQT Corp.	147,222	5,394,214
Equinor ASA (Norway)	771,764	19,524,611
Exxon Mobil Corp.	546,155	64,020,289
Galp Energia SGPS SA (Portugal)	108,467	2,030,214
Hess Corp.	23,461	3,186,004
Kinder Morgan, Inc.	300,021	6,627,464
Kosmos Energy Ltd. (Ghana)*(a)	600,428	2,419,725
Magnolia Oil & Gas Corp. (Class A Stock)(a)	81,397	1,987,715
Marathon Petroleum Corp.	92,508	15,070,478
NAC Kazatomprom JSC (Kazakhstan), GDR	39,639	1,446,823
Permian Resources Corp.	171,434	2,333,217
Phillips 66	28,605	3,760,127
Range Resources Corp.	128,687	3,958,412
Shell PLC	183,710	5,959,872
Shell PLC, ADR	247,161	16,300,268
SM Energy Co.(a)	36,242	1,448,593
Southwestern Energy Co.*	654,887	4,656,247
Suncor Energy, Inc. (Canada) (NYSE)	56,288	2,078,153
Suncor Energy, Inc. (Canada) (XTSE)	78,834	2,909,825
Targa Resources Corp.	45,014	6,662,522
TotalEnergies SE (France)(a)	468,040	30,392,342
Uranium Energy Corp.*(a)	126,859	787,794
Valero Energy Corp.	46,905	6,333,582
Viper Energy, Inc.	44,733	2,017,906
Williams Cos., Inc. (The)	172,740	7,885,581
Yellow Cake PLC (United Kingdom), 144A*	64,871	486,033
		321,091,064
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	32,139	3,453,657
Stora Enso OYJ (Finland) (Class R Stock)	507,631	6,494,672
West Fraser Timber Co. Ltd. (Canada) (XTSE)	17,907	1,744,690
West Fraser Timber Co. Ltd. (Canada) (NYSE)(a)	55,476	5,401,143
		17,094,162
Passenger Airlines — 0.1%
Allegiant Travel Co.	18,399	1,013,049
American Airlines Group, Inc.*(a)	59,578	669,657
Delta Air Lines, Inc.	58,300	2,961,057
United Airlines Holdings, Inc.*	42,628	2,432,353
		7,076,116
Personal Care Products — 0.5%
elf Beauty, Inc.*	18,445	2,011,058
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,700	2,063,583
Kenvue, Inc.	622,207	14,391,648
L’Oreal SA (France)	33,479	15,016,567
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
Puig Brands SA (Spain) (Class B Stock)*	164,975	$3,791,885
Unilever PLC (United Kingdom)	570,378	36,979,486
		74,254,227
Pharmaceuticals — 2.5%
Arvinas, Inc.*	43,293	1,066,307
Astellas Pharma, Inc. (Japan)	758,100	8,761,642
AstraZeneca PLC (United Kingdom), ADR	430,685	33,554,668
Bayer AG (Germany)	198,380	6,711,539
Bristol-Myers Squibb Co.	130,409	6,747,362
Chugai Pharmaceutical Co. Ltd. (Japan)	192,500	9,330,686
Elanco Animal Health, Inc.*	207,092	3,042,181
Eli Lilly & Co.	101,193	89,650,926
EyePoint Pharmaceuticals, Inc.*	41,281	329,835
Johnson & Johnson	200,098	32,427,882
Longboard Pharmaceuticals, Inc.*	19,204	640,069
Merck & Co., Inc.	227,975	25,888,841
Novartis AG (Switzerland)	233,610	26,898,412
Novo Nordisk A/S (Denmark), ADR	70,065	8,342,640
Novo Nordisk A/S (Denmark) (Class B Stock)	233,770	27,727,815
Pacira BioSciences, Inc.*	11,998	180,570
Pfizer, Inc.	381,206	11,032,102
Pliant Therapeutics, Inc.*	78,793	883,270
Roche Holding AG	79,207	25,347,606
Royalty Pharma PLC (Class A Stock)	37,095	1,049,418
Sanofi SA	247,758	28,526,688
Sanofi SA, ADR	38,400	2,212,992
Shionogi & Co. Ltd. (Japan)	224,100	3,212,291
Viatris, Inc.	49,405	573,592
Zoetis, Inc.	20,111	3,929,287
		358,068,621
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	39,873	6,489,730
Equifax, Inc.	14,147	4,157,237
FTI Consulting, Inc.*	9,618	2,188,672
Paylocity Holding Corp.*	8,229	1,357,538
Recruit Holdings Co. Ltd. (Japan)	218,800	13,292,627
SS&C Technologies Holdings, Inc.	63,180	4,688,588
TechnoPro Holdings, Inc. (Japan)	327,500	6,374,204
Teleperformance SE (France)	38,338	3,966,082
TransUnion	35,950	3,763,965
Verisk Analytics, Inc.	19,800	5,305,608
Verra Mobility Corp.*(a)	96,453	2,682,358
		54,266,609
Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	30,261	3,766,889
Colliers International Group, Inc. (Canada)(a)	10,172	1,544,211
CoStar Group, Inc.*	29,464	2,222,764
Howard Hughes Holdings, Inc.*	8,231	637,326
Kerry Properties Ltd. (Hong Kong)	238,000	502,651

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
LEG Immobilien SE (Germany)	23,955	$2,507,937
Mitsubishi Estate Co. Ltd. (Japan)	160,800	2,539,722
Mitsui Fudosan Co. Ltd. (Japan)	1,792,700	16,892,352
St. Joe Co. (The)	26,398	1,539,267
StorageVault Canada, Inc. (Canada)	196,412	750,823
Sun Hung Kai Properties Ltd. (Hong Kong)	249,166	2,699,677
WHA Corp. PCL (Thailand)	3,820,800	647,201
		36,250,820
Residential REITs — 0.5%
American Homes 4 Rent (Class A Stock)	226,753	8,705,048
AvalonBay Communities, Inc.	49,397	11,126,674
Boardwalk Real Estate Investment Trust (Canada)	20,329	1,287,576
Camden Property Trust	27,802	3,434,381
Canadian Apartment Properties REIT (Canada)(a)	23,976	974,853
Comforia Residential REIT, Inc. (Japan)	529	1,195,263
Equity LifeStyle Properties, Inc.(a)	117,809	8,404,494
Equity Residential	91,372	6,803,559
Essex Property Trust, Inc.	45,282	13,377,208
Sun Communities, Inc.	87,045	11,764,132
UNITE Group PLC (The) (United Kingdom)	94,597	1,191,371
		68,264,559
Retail REITs — 0.4%
Acadia Realty Trust	320,446	7,524,072
Agree Realty Corp.(a)	8,195	617,329
CapitaLand Integrated Commercial Trust (Singapore)	1,182,067	1,942,943
Federal Realty Investment Trust	4,002	460,110
Japan Metropolitan Fund Investment Corp. (Japan)	790	530,345
Kimco Realty Corp.	158,070	3,670,386
Nexus Select Trust (India)	441,436	765,864
NNN REIT, Inc.	17,937	869,765
Realty Income Corp.	69,043	4,378,707
Regency Centers Corp.	145,853	10,534,962
Scentre Group (Australia)	5,331,172	13,402,015
Simon Property Group, Inc.	72,308	12,221,498
		56,917,996
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.*	170,880	28,037,990
Analog Devices, Inc.	67,136	15,452,693
ASML Holding NV (Netherlands)	39,826	33,129,681
BE Semiconductor Industries NV (Netherlands)	37,542	4,788,131
Broadcom, Inc.	642,371	110,808,998
Entegris, Inc.	92,016	10,354,560
KLA Corp.	26,053	20,175,704
Lattice Semiconductor Corp.*	24,795	1,315,871
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MACOM Technology Solutions Holdings, Inc.*(a)	20,271	$2,255,351
Marvell Technology, Inc.	184,689	13,319,771
MKS Instruments, Inc.	26,436	2,873,858
Monolithic Power Systems, Inc.	7,371	6,814,490
NVIDIA Corp.	2,361,116	286,733,927
NXP Semiconductors NV (China)	58,433	14,024,504
ON Semiconductor Corp.*	30,400	2,207,344
QUALCOMM, Inc.	153,003	26,018,160
Renesas Electronics Corp. (Japan)	406,000	5,892,143
Semtech Corp.*	40,599	1,853,750
SUMCO Corp. (Japan)	46,100	498,615
Synaptics, Inc.*	2,962	229,792
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,443,749	43,535,029
Texas Instruments, Inc.	115,439	23,846,234
Tokyo Electron Ltd. (Japan)	54,600	9,737,130
Wolfspeed, Inc.*(a)	55,991	543,113
		664,446,839
Software — 4.2%
Adobe, Inc.*	43,893	22,726,917
Appfolio, Inc. (Class A Stock)*	5,299	1,247,385
AppLovin Corp. (Class A Stock)*(a)	27,135	3,542,474
Atlassian Corp. (Class A Stock)*	24,202	3,843,520
Autodesk, Inc.*	33,471	9,220,591
BILL Holdings, Inc.*	23,155	1,221,658
Braze, Inc. (Class A Stock)*	27,043	874,571
Cadence Design Systems, Inc.*	35,137	9,523,181
Confluent, Inc. (Class A Stock)*	67,573	1,377,138
Crowdstrike Holdings, Inc. (Class A Stock)*	18,100	5,076,507
Datadog, Inc. (Class A Stock)*	43,464	5,000,968
Descartes Systems Group, Inc. (The) (Canada)*	28,528	2,937,243
DocuSign, Inc.*	42,106	2,614,361
Dynatrace, Inc.*	123,186	6,586,755
Envestnet, Inc.*	14,771	924,960
Fair Isaac Corp.*(a)	3,192	6,203,716
Fortinet, Inc.*	222,435	17,249,834
Gen Digital, Inc.(a)	318,465	8,735,495
HashiCorp, Inc. (Class A Stock)*	41,674	1,411,082
HubSpot, Inc.*	9,350	4,970,460
Informatica, Inc. (Class A Stock)*	25,397	642,036
Intuit, Inc.	28,162	17,488,602
Manhattan Associates, Inc.*(a)	7,215	2,030,157
Microsoft Corp.	741,069	318,881,991
MicroStrategy, Inc. (Class A Stock)*(a)	12,970	2,186,742
Nutanix, Inc. (Class A Stock)*	60,740	3,598,845
Oracle Corp.	149,807	25,527,113
Palo Alto Networks, Inc.*	13,835	4,728,803
Procore Technologies, Inc.*	35,996	2,221,673
Q2 Holdings, Inc.*(a)	11,270	899,008
Roper Technologies, Inc.	23,007	12,802,015
Salesforce, Inc.	141,060	38,609,532
Samsara, Inc. (Class A Stock)*(a)	79,005	3,801,720
SAP SE (Germany)	113,191	25,890,474
ServiceNow, Inc.*	3,725	3,331,603

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Synopsys, Inc.*	17,434	$8,828,403
Workday, Inc. (Class A Stock)*	28,317	6,920,958
Workiva, Inc.*(a)	9,364	740,880
Zoom Video Communications, Inc. (Class A Stock)*	15,162	1,057,398
Zscaler, Inc.*	23,744	4,058,799
		599,535,568
Specialized REITs — 0.8%
American Tower Corp.(a)	112,183	26,089,279
Big Yellow Group PLC (United Kingdom)	51,741	878,698
Crown Castle, Inc.	27,222	3,229,346
CubeSmart	208,291	11,212,305
Digital Core REIT Management Pte Ltd. (Singapore)	760,600	467,456
EPR Properties	5,335	261,628
Equinix, Inc.	34,200	30,356,946
Extra Space Storage, Inc.	9,575	1,725,319
Gaming & Leisure Properties, Inc.	99,580	5,123,391
Lamar Advertising Co. (Class A Stock)	11,221	1,499,126
Public Storage	62,799	22,850,672
Rayonier, Inc.	92,116	2,964,293
SBA Communications Corp.	19,033	4,581,243
Shurgard Self Storage Ltd. (Belgium)	37,023	1,734,542
VICI Properties, Inc.	89,704	2,988,040
Weyerhaeuser Co.	115,559	3,912,828
		119,875,112
Specialty Retail — 1.0%
Advance Auto Parts, Inc.(a)	30,306	1,181,631
AutoZone, Inc.*	2,406	7,578,996
Bath & Body Works, Inc.	63,457	2,025,547
Burlington Stores, Inc.*	35,113	9,251,573
Carvana Co.*	15,991	2,784,193
Five Below, Inc.*	17,580	1,553,193
Floor & Decor Holdings, Inc. (Class A Stock)*	35,195	4,370,163
GameStop Corp. (Class A Stock)*(a)	24,874	570,361
Home Depot, Inc. (The)	108,000	43,761,600
Kingfisher PLC (United Kingdom)	3,445,218	14,868,684
Lowe’s Cos., Inc.	51,730	14,011,071
Murphy USA, Inc.	5,155	2,540,745
O’Reilly Automotive, Inc.*	7,798	8,980,177
RH*(a)	3,228	1,079,540
Ross Stores, Inc.	61,952	9,324,396
TJX Cos., Inc. (The)	89,473	10,516,656
Ulta Beauty, Inc.*	5,400	2,101,248
Williams-Sonoma, Inc.(a)	4,301	666,311
		137,166,085
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	1,501,909	349,944,797
Pure Storage, Inc. (Class A Stock)*	102,697	5,159,497
Samsung Electronics Co. Ltd. (South Korea)	282,390	13,198,574
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.*	87,810	$5,996,545
		374,299,413
Textiles, Apparel & Luxury Goods — 0.2%
Kering SA (France)	19,623	5,648,528
Lululemon Athletica, Inc.*	19,900	5,399,865
Moncler SpA (Italy)	147,342	9,367,516
NIKE, Inc. (Class B Stock)	42,671	3,772,116
Samsonite International SA, 144A	1,554,300	4,206,851
Skechers USA, Inc. (Class A Stock)*	13,671	914,863
Steven Madden Ltd.	46,951	2,300,130
VF Corp.(a)	92,300	1,841,385
		33,451,254
Tobacco — 0.2%
Altria Group, Inc.	56,384	2,877,840
Philip Morris International, Inc.	218,383	26,511,696
		29,389,536
Trading Companies & Distributors — 0.4%
Air Lease Corp.	35,699	1,616,808
Ashtead Group PLC (United Kingdom)	60,759	4,707,657
Bunzl PLC (United Kingdom)	234,960	11,127,478
Ferguson Enterprises, Inc.	19,562	3,884,426
GMS, Inc.*	20,223	1,831,597
Mitsubishi Corp. (Japan)	401,800	8,349,345
Rush Enterprises, Inc. (Class A Stock)	42,849	2,263,713
SiteOne Landscape Supply, Inc.*	46,112	6,958,762
Sumitomo Corp. (Japan)	541,400	12,157,707
Xometry, Inc. (Class A Stock)*(a)	29,485	541,639
		53,439,132
Transportation Infrastructure — 0.0%
Mitsubishi Logistics Corp. (Japan)	16,100	589,998
Water Utilities — 0.0%
California Water Service Group	29,168	1,581,489
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	25,960	603,570
T-Mobile US, Inc.	173,698	35,844,320
United States Cellular Corp.*(a)	8,545	466,984
		36,914,874

Total Common Stocks (cost $5,905,156,696)		7,736,194,456
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	97,079	7,757,973
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25(a)	20,800	964,288

Total Preferred Stocks (cost $9,400,557)		8,722,261

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Units	Value
Rights* — 0.0%
Real Estate Management & Development
Seaport Entertainment Group, Inc., expiring 10/10/24	914	$2,696
(cost $0)

Shares
Unaffiliated Fund — 0.0%
Sprott Physical Uranium Trust (Canada)*	25,000	484,121
(cost $585,306)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.8%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	892	878,452
Series 2021-02, Class C
1.010%	01/19/27	1,825	1,770,017
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.380%(c)	12/26/31	669	670,438
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.780%(c)	12/26/31	200	200,415
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	685	671,441
Series 2023-01, Class C
5.190%	01/16/29	1,815	1,838,920
Series 2024-01, Class B
5.170%	08/15/29	190	194,224
Series 2024-03, Class A3
4.890%	07/16/29	755	766,781
Series 2024-03, Class A4
4.850%	01/15/30	320	325,670
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	370	376,851
Series 2024-A, Class B
5.350%	01/15/30	435	445,085
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	1,400	1,361,375
Series 2024-N01, Class A3, 144A
5.600%	03/10/28	495	500,322
Series 2024-N01, Class B, 144A
5.630%	05/10/30	600	612,077
Series 2024-N02, Class A3, 144A
5.710%	07/10/28	1,060	1,078,088
Series 2024-P02, Class A4
5.210%	06/10/30	1,025	1,058,596
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,000	1,009,546
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2024-01, Class A3, 144A
5.160%	09/20/30	750	$770,346
Series 2024-03, Class A3, 144A
4.980%	08/21/28	475	483,450
Series 2024-03, Class A4, 144A
5.060%	03/20/31	325	332,568
Exeter Automobile Receivables Trust,
Series 2022-03A, Class C
5.300%	09/15/27	1,470	1,472,226
Series 2023-01A, Class D
6.690%	06/15/29	250	256,418
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	2,780	2,796,649
Series 2024-A, Class A4
5.050%	06/15/27	315	318,723
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	2,090	2,078,268
Series 2020-02, Class C, 144A
1.740%	04/15/33	1,610	1,554,100
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,425	1,340,660
Series 2022-C, Class C
5.220%	03/15/30	580	587,196
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,585	2,632,702
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class B1, 144A
6.153%	05/20/32	912	921,381
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28	390	394,346
JPMorgan Chase Bank NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	33	32,530
Navistar Financial Dealer Note Master Owner Trust,
Series 2024-01, Class A, 144A
5.590%	04/25/29	790	802,816
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28	420	425,123
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	174	175,327
Series 2023-03A, Class B, 144A
6.480%	07/20/29	420	432,006
Series 2023-03A, Class C, 144A
6.740%	08/20/29	145	150,517
Series 2024-01A, Class A2, 144A
5.680%	05/20/30	664	671,155
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	241	242,666
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28	3,100	3,051,881
A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-04, Class E, 144A
4.030%	03/15/29	3,500	$3,453,880
Series 2022-06, Class B
4.720%	06/15/27	2,400	2,397,491
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	460	463,976
Series 2024-A, Class A4, 144A
5.240%	01/22/29	440	445,536
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	340	345,669
Series 2024-01A, Class C, 144A
5.510%	01/20/32	175	179,728
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	990	1,013,397
Series 2024-02A, Class B, 144A
5.410%	08/20/30	215	221,965
U.S. Bank NA,
Series 2023-01, Class B, 144A
6.789%	08/25/32	158	160,553
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	610	619,087
			44,982,634
Collateralized Loan Obligations — 0.2%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.734%(c)	07/20/34	1,755	1,757,164
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
7.663%(c)	01/15/31	1,710	1,713,126
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.703%(c)	01/15/35	3,940	3,941,697
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.512%(c)	10/20/31	1,382	1,383,182
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
6.852%(c)	04/22/37	1,325	1,328,964
KKR CLO Ltd. (Cayman Islands),
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
6.582%(c)	10/20/34	1,020	1,020,510
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.831%(c)	04/15/37	3,360	3,367,619
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.782%(c)	04/20/37	2,550	$2,554,427
MidOcean Credit CLO (Cayman Islands),
Series 2016-06A, Class ARRR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.512%(c)	04/20/33	1,410	1,410,071
MidOcean Credit CLO Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 1.730% (Cap N/A, Floor 1.730%)
7.009%(c)	10/18/33	1,190	1,191,905
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.363%(c)	11/13/31	1,660	1,661,245
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.851%(c)	07/15/33	2,095	2,096,047
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.664%(c)	07/20/29	383	383,567
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.713%(c)	07/15/34	1,465	1,466,371
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.501%(c)	10/15/31	2,601	2,601,860
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.501%(c)	07/15/30	1,740	1,741,704
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
6.615%(c)	01/25/34	3,065	3,070,649
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.464%(c)	01/20/32	690	690,027
			33,380,135
Equipment — 0.1%
Amur Equipment Finance Receivables XIII LLC,
Series 2024-01A, Class A2, 144A
5.380%	01/21/31	1,015	1,026,851
Amur Equipment Finance Receivables XIV LLC,
Series 2024-02A, Class A2, 144A
5.190%	07/21/31	1,210	1,228,014
Auxilior Term Funding LLC,
Series 2024-01A, Class A2, 144A
5.840%	03/15/27	505	510,397
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	410	420,865

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
CCG Receivables Trust,
Series 2024-01, Class A2, 144A
4.990%	03/15/32	1,195	$1,201,862
Clarus Capital Funding LLC,
Series 2024-01A, Class A2, 144A
4.710%	08/20/32	585	584,635
Crossroads Asset Trust,
Series 2024-A, Class A2, 144A
5.900%	08/20/30	660	670,460
Dell Equipment Finance Trust,
Series 2023-03, Class C, 144A
6.170%	04/23/29	315	322,947
Series 2024-01, Class C, 144A
5.730%	03/22/30	100	102,162
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	505	509,178
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	120	121,579
HPEFS Equipment Trust,
Series 2023-02A, Class B, 144A
6.250%	01/21/31	100	101,841
Series 2023-02A, Class C, 144A
6.480%	01/21/31	195	199,465
Series 2024-02A, Class A3, 144A
5.360%	10/20/31	445	452,732
Series 2024-02A, Class B, 144A
5.350%	10/20/31	205	209,460
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	375	381,219
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	805	825,461
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	425	437,333
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	875	818,221
Series 2024-A, Class A3, 144A
4.950%	07/14/31	1,705	1,731,640
Post Road Equipment Finance LLC,
Series 2024-01A, Class A2, 144A
5.590%	11/15/29	350	353,358
SCF Equipment Leasing LLC,
Series 2024-01A, Class A3, 144A
5.520%	01/20/32	985	1,014,888
Verdant Receivables LLC,
Series 2024-01A, Class A2, 144A
5.680%	12/12/31	405	414,440
			13,639,008
Other — 0.2%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	615	643,707
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	300	$293,564
CyrusOne Data Centers Issuer I LLC,
Series 2024-02A, Class A2, 144A
4.500%	05/20/49	2,758	2,682,939
Series 2024-03A, Class A2, 144A
4.650%	05/20/49	1,195	1,127,870
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	421	416,586
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	1,187	1,117,594
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	1,400	1,270,979
Elara HGV Timeshare Issuer LLC,
Series 2023-A, Class A, 144A
6.160%	02/25/38	419	433,926
Series 2023-A, Class B, 144A
6.530%	02/25/38	339	350,150
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	595	531,954
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	110	105,887
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	204	193,438
Series 2023-01A, Class A, 144A
4.930%	10/20/40	1,145	1,158,248
Series 2023-02A, Class A, 144A
6.180%	11/20/40	401	415,530
Series 2023-02A, Class B, 144A
6.330%	11/20/40	267	276,392
Progress Residential Trust,
Series 2021-SFR08, Class B, 144A
1.681%	10/17/38	350	329,835
Series 2024-SFR05, Class A, 144A
3.000%	08/09/29	1,610	1,500,712
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	1,665	1,663,849
SEB Funding LLC,
Series 2024-01A, Class A2, 144A
7.386%	04/30/54	1,925	1,984,678
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	1,249	1,136,045
Tricon Residential Trust,
Series 2024-SFR02, Class A, 144A
4.750%	06/17/40	1,779	1,781,503
Series 2024-SFR03, Class A, 144A
4.500%	08/17/41	1,495	1,487,158

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	715	$716,738
			21,619,282
Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	552	543,703
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	416	409,396
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	283	270,231
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	402	375,308
Series 2021-B, Class A, 144A
1.310%	07/17/51	1,304	1,209,776
			2,808,414

Total Asset-Backed Securities (cost $116,099,686)			116,429,473
Commercial Mortgage-Backed Securities — 0.2%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.361%(c)	04/15/34	1,795	1,624,475
BANK5,
Series 2024-5YR8, Class A3
5.884%	08/15/57	1,760	1,857,546
Barclays Commercial Mortgage Securities Trust,
Series 2024-5C27, Class A3
6.014%	07/15/57	360	380,983
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	770	737,423
Series 2024-V09, Class A3
5.602%	08/15/57	1,205	1,253,364
BMO Mortgage Trust,
Series 2024-05C05, Class A3
5.857%	02/15/57	2,970	3,127,455
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
6.761%(c)	08/15/38	1,213	1,026,823
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
5.864%(c)	05/15/38	180	179,224
Series 2024-MDHS, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
6.738%(c)	05/15/41	1,632	1,633,814
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month SOFR + 1.411% (Cap N/A, Floor 1.297%)
6.508%(c)	10/15/36	955	949,540
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.911%(c)	01/15/34	94	$93,315
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	535	325,944
CONE Trust,
Series 2024-DFW01, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
6.738%(c)	08/15/41	1,275	1,275,000
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	1,005	996,172
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52	700	682,947
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.600%)
6.961%(c)	05/15/26	1,210	943,602
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	590,387
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	19,126
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	1,425	1,161,375
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, 144A, 1 Month SOFR + 1.592% (Cap N/A, Floor 1.592%)
6.688%(c)	05/15/41	747	744,140
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	440	429,114
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.011%(c)	04/15/36	105	104,120
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.488%(c)	05/15/39	1,790	1,782,169
TX Trust,
Series 2024-HOU, Class A, 144A, 1 Month SOFR + 1.591% (Cap N/A, Floor 1.591%)
6.688%(c)	06/15/39	585	580,071
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, 144A
6.134%(cc)	03/15/40	515	521,459
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.411%(c)	05/15/31	388	379,270

Total Commercial Mortgage-Backed Securities (cost $24,557,809)			23,398,858

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds — 0.0%
Auto Manufacturers — 0.0%
Rivian Automotive, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/29	1,485	$1,345,088
Engineering & Construction — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes
2.875%	03/18/27	400	371,000

Total Convertible Bonds (cost $1,987,800)			1,716,088
Corporate Bonds — 6.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29(a)	1,070	920,579
7.750%	04/15/28(a)	2,085	1,865,172
Sr. Sec’d. Notes, 144A
7.875%	04/01/30(a)	850	889,576
9.000%	09/15/28(a)	920	978,081
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	1,280	759,747
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.650%	10/01/28	555	560,966
Lamar Media Corp.,
Gtd. Notes
4.875%	01/15/29	1,536	1,517,685
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A
9.290%	04/15/29(a)	2,580	2,525,755
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	02/15/31(a)	560	597,808
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	3,520	3,408,553
			14,023,922
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.300%	03/26/34	805	836,907
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28	260	246,411
3.750%	02/01/50	574	403,103
5.040%	05/01/27(a)	1,190	1,193,628
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31	635	675,195
6.528%	05/01/34	490	525,703
6.858%	05/01/54	889	975,017
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
9.750%	11/15/30(a)	835	931,392
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	1,095	$1,110,521
6.625%	03/01/32	1,330	1,386,194
6.750%	08/15/28	785	808,708
6.875%	12/15/30	2,519	2,637,895
7.125%	12/01/31	3,364	3,557,451
			15,288,125
Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	191	177,609
4.540%	08/15/47	313	263,408
6.000%	02/20/34	660	705,084
6.343%	08/02/30	113	122,111
7.079%	08/02/43	605	692,402
7.081%	08/02/53	1,165	1,350,672
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30(a)	1,420	1,433,086
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	810	840,033
			5,584,405
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29(a)	1,891	1,788,456
Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	01/18/34	165	170,454
Ford Motor Co.,
Sr. Unsec’d. Notes
6.100%	08/19/32(a)	1,180	1,208,506
9.625%	04/22/30(a)	740	876,410
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27(a)	250	249,288
6.798%	11/07/28	385	406,520
6.800%	05/12/28	355	372,021
7.122%	11/07/33	375	404,879
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.900%	10/06/29	915	915,506
5.550%	07/15/29	930	958,565
5.800%	06/23/28	475	492,973
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29	775	773,308
4.750%	09/26/31	510	507,489
5.350%	03/19/29(a)	410	422,330
5.400%	01/08/31	240	248,020
5.500%	03/30/26	400	405,824

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
5.600%	03/30/28		775	$800,187
6.500%	01/16/29		490	525,445
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
Sr. Sec’d. Notes, 144A, 6 Month SOFR + 6.053% (Cap N/A, Floor 1.000%)
11.359%(c)	10/15/26		5,239	5,278,818
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.625%	11/13/25		930	928,954
4.750%	11/13/28		890	890,812
4.950%	08/15/29		350	350,597
5.600%	03/22/34		1,080	1,103,681
				18,290,587
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
8.250%	04/15/31(a)		1,465	1,550,966
Aptiv PLC/Aptiv Global Financing DAC,
Gtd. Notes
4.650%	09/13/29		460	457,431
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)		1,550	1,550,000
Sr. Sec’d. Notes, 144A
6.750%	05/15/28		440	453,468
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
8.500%	07/15/31	EUR	1,873	2,220,739
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	07/15/29(a)		585	537,375
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33(a)		1,640	1,733,613
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,220	2,051,253
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
6.750%	04/23/30		990	998,901
6.875%	04/14/28		255	257,550
6.875%	04/23/32		1,900	1,904,750
7.125%	04/14/30		1,035	1,073,813
				14,789,859
Banks — 0.6%
Banca Transilvania SA (Romania),
Sr. Non-Preferred Notes, EMTN
8.875%(ff)	04/27/27	EUR	1,603	1,889,212
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		1,465	1,471,798
Banco del Estado de Chile (Chile),
Jr. Sub. Notes, 144A
7.950%(ff)	05/02/29(oo)		1,160	1,244,100
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
6.000%	03/18/31(a)	800	$817,112
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)	620	565,149
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
7.625%(ff)	01/10/28(oo)	400	401,800
8.375%(ff)	10/14/30(a)(oo)	1,025	1,073,687
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	1,475	1,218,261
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.177%	10/26/31	1,244	1,129,428
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29	1,380	1,366,628
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36(a)	990	868,428
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	1,036	1,009,779
Bank of America Corp.,
Sr. Unsec’d. Notes
5.819%(ff)	09/15/29(a)	1,822	1,917,571
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	6,875	5,963,775
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.188%(ff)	03/14/35(a)	1,125	1,168,108
6.474%(ff)	10/25/34	1,335	1,508,175
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33	1,375	1,301,162
5.875%(ff)	09/13/34	850	823,650
Sub. Notes, 144A
8.125%(ff)	01/08/39	710	751,934
8.450%(ff)	06/29/38	2,085	2,268,751
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	1,675	1,542,367
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35(a)	1,470	1,561,601
6.208%(ff)	01/18/29(a)	1,680	1,758,920
6.684%(ff)	09/13/27(a)	1,175	1,221,136
Citigroup, Inc.,
Sub. Notes
4.450%	09/29/27	370	370,300
5.827%(ff)	02/13/35	4,280	4,466,177
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
3.244%(ff)	12/20/25	865	861,402

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.613%(ff)	10/02/30		1,085	$1,083,300
5.705%(ff)	03/01/30		890	926,557
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
3.961%(ff)	11/26/25		845	843,366
4.999%(ff)	09/11/30		600	601,398
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)		800	796,000
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.950%	03/14/28		458	452,721
4.895%(ff)	09/06/30		490	495,907
5.631%(ff)	01/29/32(a)		390	407,216
6.339%(ff)	07/27/29		900	956,412
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27(a)		2,586	2,465,372
3.615%(ff)	03/15/28		1,615	1,588,957
3.691%(ff)	06/05/28		2,124	2,090,297
4.482%(ff)	08/23/28		1,755	1,764,265
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31		4,112	3,736,551
2.739%(ff)	10/15/30		1,449	1,342,963
5.040%(ff)	01/23/28(a)		715	727,076
5.336%(ff)	01/23/35(a)		655	684,846
Sub. Notes
2.956%(ff)	05/13/31(a)		2,042	1,879,303
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29(a)		1,915	1,962,414
5.173%(ff)	01/16/30		1,125	1,159,592
Nova Kreditna Banka Maribor dd (Slovenia),
Sr. Preferred Notes
7.375%(ff)	06/29/26	EUR	1,900	2,166,908
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28		370	378,473
6.875%(ff)	10/20/34		1,235	1,414,627
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.342%(ff)	05/31/35		1,965	2,061,587
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.519%(ff)	01/19/28		1,032	1,045,565
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		990	948,163
5.905%(ff)	05/14/35(a)		2,110	2,222,357
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN
5.000%	01/17/29		1,140	1,159,369
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30		485	503,259
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.678%(ff)	01/23/35(a)	2,195	$2,326,710
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	425	406,076
1.364%(ff)	01/30/27	1,035	990,473
2.193%(ff)	06/05/26	965	948,112
2.746%(ff)	02/11/33(a)	744	644,802
3.091%(ff)	05/14/32(a)	1,000	901,484
5.379%(ff)	09/06/45	580	593,397
6.246%(ff)	09/22/29(a)	230	243,915
6.537%(ff)	08/12/33(a)	810	893,792
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.198%(ff)	01/23/30(a)	1,470	1,515,442
			87,869,435
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	2,406	2,592,691
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29	775	773,882
			3,366,573
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	200	209,621
Building Materials — 0.1%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
6.375%	06/15/32	385	399,181
6.375%	03/01/34	845	877,668
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	2,050	2,125,036
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	07/15/28	755	737,916
Owens Corning,
Sr. Unsec’d. Notes
5.700%	06/15/34(a)	665	706,013
5.950%	06/15/54(a)	670	711,152
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	1,380	1,367,083
6.500%	03/15/27	1,590	1,590,917
7.250%	01/15/31	590	625,104
			9,140,070
Chemicals — 0.1%
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	535	548,546
7.125%	08/01/30(a)	1,645	1,716,015

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.250%	02/15/31(a)		795	$848,957
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33(a)		1,140	1,129,398
8.500%	01/12/31		660	700,227
Celanese US Holdings LLC,
Gtd. Notes
6.550%	11/15/30		180	194,129
6.700%	11/15/33		2,580	2,821,796
Hanwha Totalenergies Petrochemical Co. Ltd. (South Korea),
Sr. Unsec’d. Notes
5.500%	07/18/29		1,250	1,287,887
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26(a)		330	275,813
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		260	271,864
Gtd. Notes, EMTN
5.875%	05/18/30		1,000	1,045,630
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
7.500%	05/02/54(a)		1,130	1,225,553
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
5.500%	09/10/34		1,000	996,750
Vibrantz Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	02/15/30(a)		2,480	2,320,409
Westlake Corp.,
Sr. Unsec’d. Notes
1.625%	07/17/29	EUR	1,520	1,561,739
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31		1,788	1,872,068
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)		1,150	1,080,152
				19,896,933
Commercial Services — 0.2%
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.125%	10/15/26		1,190	1,195,081
Albion Financing 2 Sarl (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/27		2,440	2,497,877
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		1,883	1,924,740
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,670	1,489,003
9.750%	07/15/27		1,410	1,412,357
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,240	$1,162,996
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	01/15/30	EUR	1,255	1,295,721
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
8.250%	01/15/30(a)		2,654	2,715,732
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31(a)		3,095	3,320,053
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29		1,200	1,163,250
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		1,085	1,104,555
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30		1,710	1,706,255
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27(a)		945	924,730
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		1,385	1,330,696
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36		401	367,532
Sr. Sec’d. Notes, 144A
5.750%	10/10/36		415	379,783
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		895	816,746
Wand NewCo 3, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	01/30/32		3,315	3,490,831
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29		760	782,976
7.375%	10/01/31(a)		2,516	2,657,732
				31,738,646
Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33		535	572,091
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31		895	944,744
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29(a)		485	463,214
3.750%	10/01/30		280	263,093

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
4.500%	07/01/28	640	$633,903
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.850%	10/15/31	440	438,811
5.600%	10/15/54	640	628,178
Insight Enterprises, Inc.,
Gtd. Notes, 144A
6.625%	05/15/32	1,560	1,630,170
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	2,545	2,483,172
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	745	740,546
			8,797,922
Cosmetics/Personal Care — 0.0%
Perrigo Finance Unlimited Co.,
Gtd. Notes
6.125%	09/30/32(a)	510	512,958
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	30	28,875
Gates Corp.,
Gtd. Notes, 144A
6.875%	07/01/29(a)	1,375	1,424,538
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,515	1,421,635
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	1,456	1,546,563
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	360	371,340
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29(a)	565	588,094
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	1,675	1,792,600
			7,173,645
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/30/32	990	893,200
Aretec Group, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	08/15/30(a)	1,145	1,219,920
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27(a)	250	246,828
5.468%(ff)	02/01/29	800	820,306
5.700%(ff)	02/01/30(a)	248	256,997
6.051%(ff)	02/01/35(a)	685	725,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
7.624%(ff)	10/30/31	220	$250,139
Focus Financial Partners LLC,
Sr. Sec’d. Notes, 144A
6.750%	09/15/31	3,955	3,985,421
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29(a)	1,295	1,238,915
Sr. Unsec’d. Notes, 144A
9.125%	01/31/30	4,225	4,409,029
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40(a)	777	586,324
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	11/15/29	1,753	1,688,181
7.125%	04/30/31	3,669	3,888,319
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28(a)	790	849,355
Gtd. Notes, 144A
4.375%	05/15/31	220	207,199
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31(a)	1,365	1,202,603
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30	875	807,472
6.500%	05/01/28(a)	1,840	1,784,510
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	1,070	1,034,558
5.500%	03/15/29(a)	1,900	1,843,305
9.375%	07/25/30(a)	1,355	1,503,289
11.500%	03/15/31	1,140	1,302,432
Sr. Unsec’d. Notes, MTN
5.625%	08/01/33	1,752	1,555,097
OneMain Finance Corp.,
Gtd. Notes
9.000%	01/15/29(a)	2,945	3,120,143
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.125%	11/15/30(a)	1,300	1,346,961
7.875%	12/15/29	1,646	1,754,169
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29	241	234,712
			38,754,746
Electric — 0.5%
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
8.150%(ff)	06/10/55	1,450	1,498,488
Alpha Generation LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/32	895	908,380

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29	535	$552,406
Appalachian Power Co.,
Sr. Unsec’d. Notes
5.650%	04/01/34	1,928	2,028,259
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	315	307,516
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	1,955	1,926,538
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35(a)	652	656,661
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
5.700%	01/24/30	390	390,858
6.450%	01/24/35	600	598,050
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34(a)	500	489,688
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28(a)	590	615,945
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	235	240,018
5.100%	03/01/29	1,705	1,755,762
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52(a)	1,110	1,050,897
6.100%	09/15/53	754	827,498
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	593	591,745
6.950%	11/15/29	225	248,236
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	465	479,966
5.625%	04/10/34	575	603,306
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	945	1,005,783
5.950%	07/15/34(a)	1,815	1,950,741
Exelon Corp.,
Sr. Unsec’d. Notes
5.450%	03/15/34	640	671,641
5.600%	03/15/53(a)	1,980	2,063,346
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	1,124	1,027,932
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	209	185,058
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50(a)	1,447	1,064,627
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	01/15/30	255	$257,232
5.000%	01/15/35	400	406,294
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	1,305	1,341,850
5.250%	03/15/34(a)	825	864,583
Indianapolis Power & Light Co.,
First Mortgage, 144A
5.700%	04/01/54(a)	405	431,746
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
5.750%	04/01/34	685	716,703
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	2,000	1,982,480
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	480	534,595
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37	2,300	2,210,875
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.664%	01/17/54	675	700,502
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32(a)	152	138,545
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	689	776,759
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31	800	814,400
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	515	482,867
2.500%	02/01/31	1,461	1,280,519
3.300%	12/01/27(a)	265	255,837
3.500%	08/01/50	640	463,448
3.950%	12/01/47	740	583,410
5.800%	05/15/34	930	983,277
5.900%	06/15/32	235	248,835
6.700%	04/01/53(a)	430	491,706
6.750%	01/15/53	960	1,095,945
6.950%	03/15/34(a)	690	785,359
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	2,280	2,445,524
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	1,565	1,511,203
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48	300	313,881

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55(a)	1,948	$2,045,788
Sr. Sec’d. Notes
5.250%	07/01/30(a)	1,840	1,829,113
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	840	875,280
Sempra,
Sr. Unsec’d. Notes
3.400%	02/01/28	255	247,370
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31	340	359,656
5.700%	03/01/53	645	680,587
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	1,960	2,031,535
5.700%	03/15/34(a)	1,495	1,605,608
Talen Energy Supply LLC,
Sr. Sec’d. Notes, 144A
8.625%	06/01/30(a)	4,273	4,658,726
TransAlta Corp. (Canada),
Sr. Unsec’d. Notes
7.750%	11/15/29	475	500,531
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	3,161	3,305,520
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	3,335	3,581,976
Vistra Operations Co. LLC,
Gtd. Notes, 144A
7.750%	10/15/31	2,230	2,400,179
Sr. Sec’d. Notes, 144A
6.000%	04/15/34(a)	425	453,727
6.950%	10/15/33	515	581,151
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30	1,515	1,437,075
			72,451,542
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29(a)	1,655	1,572,250
5.875%	09/01/30	1,185	1,186,852
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	1,560	1,428,685
6.625%	07/15/32(a)	1,595	1,662,230
			5,850,017
Energy-Alternate Sources — 0.0%
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes
4.300%	12/13/28	1,258	1,183,308
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Energy-Alternate Sources (cont’d.)
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.750%	01/15/30		620	$593,102
5.000%	01/31/28		2,944	2,913,678
				4,690,088
Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41		560	452,206
Arcosa, Inc.,
Gtd. Notes, 144A
6.875%	08/15/32		635	664,510
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	09/15/32	EUR	700	696,648
2.000%	02/15/33	EUR	700	689,479
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	600	610,184
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.500%	06/04/29		1,230	1,247,281
Kingston Airport Revenue Finance Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
6.750%	12/15/36		870	897,405
				5,257,713
Entertainment — 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
8.125%	07/01/27		385	393,141
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		730	755,050
7.000%	02/15/30		4,500	4,701,951
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.250%	07/15/29		631	620,052
6.500%	10/01/28		570	577,333
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31(a)		1,060	1,096,079
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30		3,065	3,068,775
Cinemark USA, Inc.,
Gtd. Notes, 144A
7.000%	08/01/32(a)		2,335	2,439,599
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes, 144A
7.875%	07/31/28	EUR	605	715,129
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29		815	811,525

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Light & Wonder International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29		1,365	$1,412,166
7.500%	09/01/31		195	204,542
Lottomatica SpA/Roma (Italy),
Sr. Sec’d. Notes, 144A
7.125%	06/01/28	EUR	665	778,512
Merlin Entertainments Group US Holdings, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.375%	02/15/31		2,057	2,051,858
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)		1,690	1,601,275
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.000%	08/01/30(a)		1,510	1,566,625
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
Sr. Sec’d. Notes, 144A
4.875%	11/01/26(a)		585	567,985
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30		1,065	1,057,449
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29(a)		2,570	2,507,228
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
7.250%	05/15/31(a)		3,834	3,967,920
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	05/01/32(a)		1,045	1,082,009
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.750%	12/01/29(a)		920	865,226
				32,841,429
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		460	481,275
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29(a)		1,545	1,505,386
				1,986,661
Foods — 0.1%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32(a)		1,500	1,367,760
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27(a)		330	321,879
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		690	721,575
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	250	$257,735
6.400%	01/15/34	250	275,703
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/20/33	2,460	2,475,284
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)	630	648,993
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31(a)	460	401,056
			6,469,985
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27	565	544,943
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	625	600,000
Inversiones CMPC SA (Chile),
Gtd. Notes
6.125%	02/26/34	200	211,750
			1,356,693
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.375%	06/01/28(a)	1,193	1,253,407
APA Infrastructure Ltd. (Australia),
Gtd. Notes, 144A
5.125%	09/16/34	225	224,129
5.750%	09/16/44(a)	305	308,151
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
6.119%	07/20/53	430	453,390
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28	255	262,676
			2,501,753
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50	638	401,518
Healthcare-Products — 0.1%
Bausch + Lomb Corp.,
Sr. Sec’d. Notes, 144A
8.375%	10/01/28(a)	1,700	1,797,750
Medline Borrower LP,
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	3,190	3,130,053
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29	4,105	4,233,124

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28		1,129	$1,028,294
2.250%	09/15/31(a)		614	524,476
3.300%	09/15/29		750	708,270
Sartorius Finance BV (Germany),
Gtd. Notes
4.875%	09/14/35	EUR	1,100	1,312,277
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29(a)		1,155	1,188,250
5.600%	03/23/34		1,225	1,268,907
5.900%	04/30/54(a)		1,225	1,271,210
				16,462,611
Healthcare-Services — 0.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29		630	600,389
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30		4,835	4,327,545
4.250%	12/15/27		275	270,233
4.625%	12/15/29		1,520	1,488,121
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31		1,015	936,120
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
6.125%	04/01/30		1,010	861,321
Sr. Sec’d. Notes, 144A
10.875%	01/15/32		1,330	1,465,936
Concentra Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/32		845	889,673
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53(a)		630	617,711
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31(a)		605	522,963
3.500%	09/01/30		3,035	2,859,941
5.450%	09/15/34		585	602,026
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
5.200%	06/15/29		500	515,668
5.450%	06/15/34		630	654,896
5.875%	06/15/54		1,310	1,384,201
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29		485	469,067
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30		1,033	1,051,391
5.375%	04/15/31(a)		1,110	1,149,009
5.750%	04/15/54(a)		460	470,495
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.950%	03/15/34	685	$732,806
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29	335	352,302
6.000%	05/08/34	420	446,781
IQVIA, Inc.,
Gtd. Notes, 144A
6.500%	05/15/30(a)	630	657,556
Sr. Sec’d. Notes
6.250%	02/01/29	1,005	1,068,505
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	08/15/30(a)	816	898,887
11.000%	10/15/30	2,280	2,578,050
Sr. Unsec’d. Notes, 144A
10.000%	06/01/32(a)	2,006	2,209,701
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28	690	670,780
Star Parent, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	10/01/30	1,783	1,915,664
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	400	415,005
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28	1,265	1,275,481
Sr. Sec’d. Notes
4.375%	01/15/30	1,880	1,804,685
5.125%	11/01/27	500	498,519
6.125%	06/15/30	1,955	1,987,976
6.750%	05/15/31	725	756,247
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33	1,225	1,230,412
5.000%	04/15/34(a)	1,625	1,677,164
5.050%	04/15/53	1,930	1,915,813
5.875%	02/15/53	1,985	2,196,143
			46,425,183
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30(a)	1,590	1,637,517
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	2,040	2,105,491
8.500%	06/15/29	1,615	1,688,596
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	272	262,886
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A, MTN
4.950%	03/30/35	760	758,586

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Sec’d. Notes, 144A
7.000%	01/15/31(a)	2,540	$2,610,743
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27(a)	4,305	4,289,961
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	02/15/29	985	1,008,575
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	450	414,326
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.750%	07/15/54	233	242,883
6.750%	02/15/54	1,345	1,583,336
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/32	2,262	2,327,800
Athene Global Funding,
Sec’d. Notes, 144A
5.526%	07/11/31	1,315	1,351,443
5.684%	02/23/26(a)	1,685	1,709,451
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	690	690,188
CNO Global Funding,
Sec’d. Notes, 144A, MTN
4.950%	09/09/29(a)	270	271,172
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	1,545	1,504,998
3.900%	04/05/32	455	426,646
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29(a)	240	246,581
HUB International Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/30(a)	4,770	4,973,081
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	1,280	1,255,453
7.375%	01/31/32	4,550	4,702,715
Jones Deslauriers Insurance Management, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	03/15/30(a)	2,615	2,794,494
Sr. Unsec’d. Notes, 144A
10.500%	12/15/30(a)	2,340	2,538,900
Panther Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
7.125%	06/01/31	3,310	3,470,198
Ryan Specialty LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/01/30	620	597,664
5.875%	08/01/32	620	630,168
			46,093,852
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.1%
Cogent Communications Group Inc./Cogent Communications Finance, Inc.,
Gtd. Notes, 144A
7.000%	06/15/27(a)	765	$777,644
Gen Digital, Inc.,
Gtd. Notes, 144A
6.750%	09/30/27(a)	1,405	1,444,205
7.125%	09/30/30(a)	2,260	2,372,041
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	655	653,770
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31(a)	2,120	1,899,322
4.625%	06/01/28	1,130	1,098,683
5.000%	12/15/27	540	533,821
5.625%	02/15/29(a)	810	809,813
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	330	345,560
5.600%	05/15/53	1,835	1,989,525
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29	817	810,512
Sr. Unsec’d. Notes
4.300%	01/15/30	1,370	1,365,105
4.800%	09/15/34(a)	455	454,482
5.350%	09/15/54	315	312,449
Wayfair LLC,
Sr. Sec’d. Notes, 144A
7.250%	10/31/29	980	1,003,736
			15,870,668
Investment Companies — 0.1%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35	1,260	1,236,375
5.125%	02/14/53	4,612	4,191,155
HA Sustainable Infrastructure Capital, Inc.,
Gtd. Notes, 144A
6.375%	07/01/34(a)	3,280	3,360,520
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	415	397,696
			9,185,746
Iron/Steel — 0.1%
ATI, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/31	1,230	1,196,184
5.875%	12/01/27	1,970	1,968,145
7.250%	08/15/30(a)	625	665,988
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28	351	353,364
7.625%	03/15/30	3,171	3,318,702

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28	250	$258,843
			7,761,226
Leisure Time — 0.1%
Acushnet Co.,
Gtd. Notes, 144A
7.375%	10/15/28	360	379,674
Carnival Corp.,
Gtd. Notes, 144A
10.500%	06/01/30	2,460	2,662,384
Sr. Sec’d. Notes, 144A
7.000%	08/15/29	1,610	1,710,625
Life Time, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	1,378	1,390,662
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
8.125%	01/15/29	415	443,012
8.375%	02/01/28	555	581,240
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	1,215	1,298,313
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	830	846,600
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	495	499,465
5.625%	09/30/31	780	789,984
6.000%	02/01/33	1,585	1,619,331
6.250%	03/15/32(a)	1,445	1,494,376
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
11.250%	12/15/27(a)	765	794,769
			14,510,435
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.000%	05/01/31(a)	2,435	2,276,832
5.750%	05/01/28	410	411,857
5.875%	03/15/33(a)	535	545,151
6.125%	04/01/32	885	911,377
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	80	79,778
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	792	774,278
5.900%	06/01/27	280	287,682
			5,286,955
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34(a)		305	$318,984
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31(a)		600	627,451
5.450%	06/15/34(a)		495	520,687
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		180	163,256
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28		1,505	1,510,237
Sr. Unsec’d. Notes
6.625%	07/15/28	EUR	909	999,984
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		2,335	2,303,968
				6,444,567
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34(a)		655	537,857
4.500%	06/01/33(a)		795	675,044
6.375%	09/01/29(a)		1,430	1,431,988
7.375%	03/01/31(a)		640	654,387
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31(a)		1,525	1,304,389
3.750%	02/15/28		640	614,133
5.250%	04/01/53(a)		380	310,223
6.650%	02/01/34		1,440	1,505,460
Comcast Corp.,
Gtd. Notes
3.900%	03/01/38		731	660,049
5.650%	06/01/54		2,190	2,335,666
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		605	530,972
6.500%	02/01/29		667	551,788
11.750%	01/31/29		555	535,682
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27		1,430	1,402,174
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.750%	12/01/28		1,335	1,172,205
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28		1,661	1,594,858
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30		3,150	2,964,937
5.500%	01/14/32		1,150	1,075,250

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	01/14/32	600	$561,000
Gray Television, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31(a)	632	394,638
LCPR Senior Secured Financing DAC (Puerto Rico),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	2,250	1,816,875
6.750%	10/15/27	1,144	1,042,024
Midcontinent Communications,
Sr. Unsec’d. Notes, 144A
8.000%	08/15/32(a)	1,075	1,095,483
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31(a)	250	217,757
4.000%	07/15/28(a)	2,445	2,306,579
4.125%	07/01/30	1,195	1,084,702
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	06/30/30(a)	435	420,605
8.000%	08/15/28	1,655	1,692,597
8.500%	07/31/31	520	521,071
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30	525	459,867
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	2,075	1,905,535
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30(a)	810	745,200
			34,120,995
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
6.375%	06/15/30	2,230	2,277,158
Mining — 0.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	1,539	1,651,850
Unsec’d. Notes, 144A
11.500%	10/01/31	2,055	2,322,748
Constellium SE,
Gtd. Notes, 144A
6.375%	08/15/32(a)	855	876,375
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53	400	423,750
Sr. Unsec’d. Notes, 144A
3.150%	01/14/30	555	512,060
3.700%	01/30/50	245	182,372
5.125%	02/02/33	640	637,800
6.300%	09/08/53	1,360	1,440,750
6.440%	01/26/36	1,700	1,848,219
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	1,305	$1,322,454
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28	493	489,346
5.000%	09/01/27	115	115,591
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	1,440	1,469,130
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	208,244
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	1,080	1,045,664
			14,546,353
Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31(a)	1,880	1,682,139
Multi-National — 0.0%
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.625%(s)	03/31/27	1,500	1,416,947
Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32(a)	765	799,227
Oil & Gas — 0.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	1,270	1,287,383
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	730	721,474
7.625%	02/01/29	120	123,752
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	415	417,187
6.750%	04/15/29	2,405	2,450,793
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	840	842,226
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	460	480,739
8.625%	11/01/30	555	588,412
8.750%	07/01/31	705	747,300
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	595	556,436
6.750%	03/01/29	2,540	2,482,893

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	255	$251,350
Cosan Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.250%	06/27/31(a)	950	993,201
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	11/05/24(oo)	620	631,489
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	4,588	4,509,962
7.625%	04/01/32	1,410	1,414,178
9.250%	02/15/28(a)	2,130	2,224,257
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	1,145	1,196,720
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30	415	425,974
5.400%	04/18/34(a)	1,898	1,937,319
5.750%	04/18/54	780	785,855
5.900%	04/18/64	810	818,623
6.250%	03/15/53	595	638,383
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.375%	01/19/36	607	619,140
8.875%	01/13/33	420	449,904
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	935	963,787
5.950%	05/15/54(a)	1,155	1,180,495
Gulfport Energy Corp.,
Gtd. Notes, 144A
6.750%	09/01/29	770	778,761
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,255	1,221,887
6.000%	04/15/30	410	399,481
6.000%	02/01/31	1,130	1,097,524
6.250%	04/15/32	395	384,637
6.875%	05/15/34	1,050	1,047,367
8.375%	11/01/33(a)	895	964,611
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	2,050	1,783,500
Kosmos Energy Ltd. (Ghana),
Sr. Unsec’d. Notes, 144A
8.750%	10/01/31	885	873,938
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	570	568,834
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	10/01/34(a)	575	583,911
6.050%	10/01/54	505	512,903
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.125%	01/01/31(a)	1,011	$1,066,726
6.375%	09/01/28(a)	340	357,700
6.625%	09/01/30(a)	225	242,650
7.500%	05/01/31	905	1,027,208
7.875%	09/15/31	1,145	1,328,324
7.950%	06/15/39	230	276,644
8.875%	07/15/30	1,770	2,087,453
Permian Resources Operating LLC,
Gtd. Notes, 144A
9.875%	07/15/31(a)	890	992,849
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43	1,225	1,246,217
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27(d)	1,409	132,446
9.000%	11/17/21(d)	37,670	3,861,175
9.750%	05/17/35(d)	1,091	125,465
12.750%	02/17/22(d)	5,195	600,023
Sr. Sec’d. Notes
8.500%	10/27/20(d)	291	266,723
Sr. Sec’d. Notes, 144A
8.500%	10/27/20(d)	1,075	984,082
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes
5.625%	06/19/47	2,205	1,506,985
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	1,375	1,329,625
5.950%	01/28/31	2,275	1,963,097
6.500%	03/13/27	2,325	2,277,337
6.500%	06/02/41	6,167	4,519,486
10.000%	02/07/33(a)	1,500	1,586,850
Gtd. Notes, MTN
8.750%	06/02/29	3,740	3,792,360
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
2.250%	07/12/31	600	528,000
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31	1,330	1,170,400
3.125%	07/12/41	2,565	2,032,532
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A
5.700%	01/17/35(a)	990	982,080
6.450%	03/05/34	390	410,046
6.950%	03/05/54	360	384,372
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)	1,025	1,061,059
Gtd. Notes, 144A
4.750%	02/15/30	1,780	1,717,205
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
2.875%	01/12/32	1,450	1,278,146

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.250%	07/17/34	937	$962,852
5.750%	07/17/54	970	981,640
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29	1,100	1,059,781
4.250%	04/16/39	4,000	3,630,000
Seadrill Finance Ltd. (Norway),
Sec’d. Notes, 144A
8.375%	08/01/30	2,328	2,426,940
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	2,545	2,434,681
8.375%	09/15/28	795	818,004
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29(a)	1,105	1,155,172
7.250%	05/01/32(a)	3,291	3,485,889
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49	610	431,502
Gtd. Notes, EMTN
3.500%	10/17/49	950	672,011
Transocean Aquila Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/30/28	457	465,701
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29	1,125	1,110,937
8.500%	05/15/31	2,165	2,143,350
Sr. Sec’d. Notes, 144A
8.750%	02/15/30(a)	954	994,232
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	930	955,370
Vermilion Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/30	1,100	1,100,000
			105,919,913
Oil & Gas Services — 0.0%
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26	830	837,707
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	675	698,454
6.875%	03/15/28	1,905	1,969,981
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26	760	749,550
5.375%	01/15/28(a)	1,905	1,859,756
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30(a)	775	787,715
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	65	$68,385
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30	870	814,798
Sealed Air Corp.,
Gtd. Notes, 144A
5.000%	04/15/29	735	724,026
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	415	422,053
Sealed Air Corp/Sealed Air Corp. US,
Gtd. Notes, 144A
7.250%	02/15/31(a)	680	720,162
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	960	1,065,393
			9,880,273
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	2,220	1,986,626
4.500%	05/14/35	1,532	1,526,737
4.875%	11/14/48	2,030	1,996,991
5.050%	03/15/34(a)	1,675	1,749,453
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
5.000%	02/26/34	1,860	1,936,656
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,050	1,041,615
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	810	866,281
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	2,481	2,287,728
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	854	779,286
5.125%	07/20/45	65	60,582
5.625%	02/21/53(a)	1,230	1,213,603
5.875%	06/01/53(a)	1,370	1,393,199
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/09/34	1,890	1,932,414
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.340%	05/19/63	1,230	1,262,465
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
6.750%	03/01/28	935	971,521
7.875%	09/15/29	2,510	2,770,413

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
8.125%	09/15/31	930	$1,066,884
			24,842,454
Pipelines — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	730	670,328
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,615	1,443,132
4.500%	10/01/29	324	318,660
5.950%	06/30/33	969	1,025,465
Gtd. Notes, 144A
5.750%	08/15/34	1,860	1,939,838
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	500	496,998
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34	1,230	1,273,660
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	1,230	1,268,721
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30	505	593,883
Gtd. Notes, 144A
6.750%	09/15/37	390	432,491
Enbridge, Inc. (Canada),
Gtd. Notes
5.625%	04/05/34(a)	995	1,042,816
6.700%	11/15/53	600	690,964
Energy Transfer LP,
Gtd. Notes, 144A
7.375%	02/01/31	875	931,205
Sr. Unsec’d. Notes
5.550%	05/15/34	660	683,204
5.950%	05/15/54	440	450,348
6.400%	12/01/30	815	887,212
6.550%	12/01/33	390	430,704
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.625%	03/31/36	985	840,944
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	1,870	1,933,112
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	5,055	5,090,103
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/29	430	440,909
8.375%	02/15/32	1,540	1,587,150
ONEOK, Inc.,
Gtd. Notes
4.400%	10/15/29(a)	595	593,021
4.750%	10/15/31	810	810,113
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.050%	11/01/34(a)	970	$965,576
5.650%	11/01/28(a)	235	245,677
5.800%	11/01/30	700	745,522
6.050%	09/01/33	690	737,584
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A
9.000%	08/01/29	810	836,960
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	255	253,611
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
Gtd. Notes, 144A
7.500%(ff)	03/01/55	215	225,212
7.625%(ff)	03/01/55	125	129,062
South Bow USA Infrastructure Holdings LLC (Canada),
Gtd. Notes, 144A
5.026%	10/01/29	270	270,466
5.584%	10/01/34	325	326,854
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	795	769,839
6.000%	12/31/30	1,170	1,112,201
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	1,770	1,789,549
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29(a)	464	494,427
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	735	690,871
5.000%	01/15/28	240	240,151
5.500%	03/01/30(a)	1,875	1,910,484
6.875%	01/15/29	317	324,924
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
4.125%	08/15/31	935	869,507
6.250%	01/15/30	1,730	1,813,256
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,865	1,890,418
Sr. Sec’d. Notes, 144A
8.375%	06/01/31(a)	2,776	2,926,135
9.500%	02/01/29	2,265	2,546,509
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28	245	242,689
6.350%	01/15/29	235	249,539
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.150%	03/15/34	430	434,822
			48,916,826
Private Equity — 0.0%
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
8.000%	06/15/27(a)	962	1,019,563

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	985	$994,335
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	540	504,024
5.375%	08/01/28(a)	965	951,019
			2,449,378
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36	190	193,457
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29(a)	1,385	1,240,170
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25(a)	885	880,154
3.900%	03/15/27	2,823	2,778,056
4.050%	07/01/30	394	382,454
4.125%	05/15/29	1,764	1,726,815
Crown Castle, Inc.,
Sr. Unsec’d. Notes
5.800%	03/01/34	620	657,559
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	660	542,916
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	245	222,972
Invitation Homes Operating Partnership LP,
Gtd. Notes
4.875%	02/01/35	670	661,305
5.450%	08/15/30	321	334,472
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	1,669	1,660,131
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	695	695,274
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	1,510	1,351,095
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28(a)	850	798,501
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	1,800	1,868,068
Pebblebrook Hotel LP/PEB Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	10/15/29	2,195	2,211,806
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27	1,245	$1,212,998
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	670	627,317
2.836%	01/15/50	1,375	1,365,124
4.831%	10/15/29	1,245	1,237,779
Service Properties Trust,
Sr. Sec’d. Notes, 144A
8.625%	11/15/31(a)	2,485	2,702,374
			25,350,797
Retail — 0.1%
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27(a)	855	883,169
Gtd. Notes, 144A
6.625%	10/01/30(a)	675	687,742
9.375%	07/01/25	616	632,238
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30(a)	645	668,125
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30	497	540,695
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31	484	569,657
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	985	1,096,197
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.375%	01/15/29(a)	600	578,256
8.750%	01/15/32	1,305	1,218,505
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.950%	06/25/34(a)	1,270	1,319,652
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	326	275,735
5.625%	04/15/53(a)	450	468,260
5.750%	07/01/53(a)	445	469,847
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	1,746	1,488,853
Staples, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	09/01/29	575	558,137
Victra Holdings LLC/Victra Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	09/15/29	325	341,255
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,039	1,023,846
5.375%	04/01/32(a)	1,020	1,017,672

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
6.875%	11/15/37	249	$281,901
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	355	350,695
			14,470,437
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.350%	02/15/30	1,515	1,512,256
4.550%	02/15/32	575	574,244
5.150%	11/15/31(a)	965	1,000,337
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	1,225	1,112,848
Entegris, Inc.,
Gtd. Notes, 144A
5.950%	06/15/30(a)	2,230	2,272,787
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51(a)	878	562,376
3.250%	11/15/49	2,203	1,482,976
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	1,395	1,403,001
6.750%	11/01/29(a)	835	917,584
			10,838,409
Software — 0.3%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	2,245	2,158,188
Atlassian Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/29	370	382,619
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.300%	09/10/29(a)	555	556,663
4.700%	09/10/34(a)	325	326,781
Capstone Borrower, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/30(a)	1,705	1,808,662
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/29	780	811,539
Central Parent, Inc./CDK Global, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/29	1,540	1,574,697
Cloud Software Group, Inc.,
Sec’d. Notes, 144A
9.000%	09/30/29	6,680	6,798,670
Sr. Sec’d. Notes, 144A
6.500%	03/31/29(a)	1,740	1,731,752
8.250%	06/30/32(a)	1,780	1,860,644
Dye & Durham Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.625%	04/15/29(a)	2,243	2,373,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28(a)	3,630	$3,511,054
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33	1,850	1,628,252
3.625%	09/01/30	240	225,267
4.000%	11/15/29	455	440,497
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	600	456,567
3.950%	03/25/51	226	181,948
4.900%	02/06/33(a)	1,220	1,241,333
ROBLOX Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/30	780	726,314
SS&C Technologies, Inc.,
Gtd. Notes, 144A
6.500%	06/01/32(a)	715	739,069
Twilio, Inc.,
Gtd. Notes
3.625%	03/15/29	810	753,555
3.875%	03/15/31(a)	1,500	1,386,138
UKG, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/31	3,835	3,964,258
			35,637,561
Telecommunications — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29	720	576,000
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.000%	02/15/28	2,040	620,160
10.500%	05/15/27	4,080	1,428,000
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	1,720	1,204,000
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	09/15/53	816	599,271
C&W Senior Finance Ltd. (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,670	1,662,218
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/15/29	1,775	1,715,094
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	1,575	1,562,761
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
8.625%	03/15/31	975	1,051,865

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	2,300	$1,894,625
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	491	427,640
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
8.500%	04/15/31	395	423,697
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	1,085	1,038,887
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.625%	09/15/27	121	107,242
Sec’d. Notes, 144A
4.000%	04/15/31	805	588,308
10.000%	10/15/32	469	447,915
Sr. Sec’d. Notes, 144A
10.750%	12/15/30	844	926,755
11.000%	11/15/29	1,096	1,214,612
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	575	599,637
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	1,095	993,023
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	850	786,638
4.350%	05/01/49	105	87,907
4.550%	03/15/52(a)	2,650	2,285,667
5.000%	02/15/29	1,366	1,394,193
5.300%	02/15/34(a)	1,535	1,557,544
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
7.125%	10/15/32	1,145	1,147,324
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	3,320	3,623,457
8.750%	03/15/32	1,170	1,453,553
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	840	832,868
T-Mobile USA, Inc.,
Gtd. Notes
5.750%	01/15/54(a)	2,330	2,476,242
6.000%	06/15/54(a)	510	561,476
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31(a)	1,315	905,353
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	4,170	3,700,875
			39,894,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	1,205	$1,216,276
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,055	1,137,997
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50	1,770	1,137,225
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	525	371,275
4.700%	05/07/50(a)	1,545	1,360,573
Genesee & Wyoming, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/32	890	915,873
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	379	384,054
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/32	460	479,589
			5,786,586
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
9.000%	01/20/31	800	864,000
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30(a)	2,100	2,029,125
			2,893,125

Total Corporate Bonds (cost $971,724,634)			963,871,476
Municipal Bonds — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	235	260,339
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	75	71,201

Total Municipal Bonds (cost $322,724)			331,540
Residential Mortgage-Backed Securities — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	532	461,520
Chase Home Lending Mortgage Trust,
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64	170	155,151

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,110	$922,514
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	782	683,628
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	65	63,435
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r)	48
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2024-DNA02, Class A1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
6.530%(c)	05/25/44	897	897,877
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.641%(cc)	12/25/46	270	264,310
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.451%(cc)	05/25/48	2,586	2,447,844
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	100	92,610
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	92	87,429
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	77	7,471
Series 2013-82, Class IG, IO
3.500%	05/20/43	238	36,636
Series 2018-08, Class DA
3.000%	11/20/47	74	69,734
Series 2022-63, Class LM
3.500%	10/20/50	715	620,632
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
5.821%(cc)	07/25/44	10	10,181
Series 2020-INV01, Class A14, 144A
2.918%(cc)	10/25/50	618	543,788
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	847	704,138
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	882	733,276
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	247	226,728
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
5.799%(c)	08/25/50	123	116,275
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	204	186,664
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	279	246,801
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50		28	$27,612
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.787%(cc)	08/25/47		633	595,880
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48		27	25,094
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		213	203,122
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59		9	9,289
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		385	363,448
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		56	54,003
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		874	725,904
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
4.000%(cc)	11/25/59		160	157,073
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59		138	136,210
Series 2020-INV01, Class A3, 144A
4.889%(cc)	03/25/60		220	220,869
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		253	227,498
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		485	416,666
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		522	490,279

Total Residential Mortgage-Backed Securities (cost $14,844,816)				13,231,637
Sovereign Bonds — 2.3%
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
5.900%	06/09/28	EUR	150	174,643
Sr. Unsec’d. Notes, 144A
3.500%	11/23/31	EUR	1,025	1,077,155
5.900%	06/09/28	EUR	1,730	2,014,214
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		3,260	3,092,925
8.750%	04/14/32		1,930	1,730,361
9.375%	05/08/48		625	525,781
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		5,280	4,771,800
9.125%	11/26/49		1,350	1,115,343

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.750%(cc)	07/09/30		2,231	$1,368,765
4.125%(cc)	07/09/35		5,812	2,789,650
5.000%	01/09/38		4,310	2,262,719
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		2,335	2,177,387
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		1,760	1,843,600
7.000%	10/12/28		3,310	3,504,462
7.500%	09/20/47		1,600	1,636,000
Sr. Unsec’d. Notes, 144A, MTN
5.625%	05/18/34		1,430	1,364,306
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		1,509	1,442,038
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
5.000%	07/15/32		1,364	1,377,640
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/29	BRL	3,625	616,665
10.000%	01/01/31	BRL	24,161	3,992,064
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		1,040	967,106
6.125%	03/15/34		3,550	3,615,675
6.250%	03/18/31		1,475	1,540,977
7.125%	05/13/54		490	507,963
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
5.000%	03/05/37		1,350	1,351,687
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	1,730	2,071,702
Sr. Unsec’d. Notes, Series 12.5
4.875%	05/13/36	EUR	275	336,728
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		846	724,599
3.125%	04/15/31		2,900	2,392,500
4.125%	05/15/51		1,125	707,625
5.000%	06/15/45		5,770	4,235,180
5.625%	02/26/44		550	442,750
6.125%	01/18/41		465	408,330
7.500%	02/02/34		1,510	1,565,115
8.000%	04/20/33		800	858,664
8.000%	11/14/35		920	979,340
8.750%	11/14/53		620	678,671
Colombian TES (Colombia),
Bonds, Series B
7.000%	03/26/31	COP	10,691,200	2,239,495
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		1,100	1,028,500
6.125%	02/19/31		330	341,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
6.550%	04/03/34	425	$452,200
Unsec’d. Notes, 144A
7.300%	11/13/54	2,980	3,291,857
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32	2,530	2,411,406
5.875%	01/30/60	685	642,830
6.850%	01/27/45	2,700	2,874,528
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	3,400	3,240,625
6.600%	06/01/36	340	360,570
7.050%	02/03/31	200	215,508
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
5.500%(cc)	07/31/35	3,200	1,819,200
Sr. Unsec’d. Notes, 144A
5.771%(s)	07/31/30	847	472,439
6.900%	07/31/30	6,751	4,905,030
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.800%	09/30/27	1,334	1,259,796
6.588%	02/21/28	230	219,866
7.625%	05/29/32	1,081	956,685
8.500%	01/31/47	2,912	2,350,530
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29	485	468,328
8.500%	01/31/47	2,545	2,054,292
Sr. Unsec’d. Notes, EMTN
5.875%	02/16/31	945	788,484
7.500%	02/16/61	1,325	959,804
7.600%	03/01/29	3,505	3,384,516
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25(a)	1,925	1,905,750
7.625%	02/01/41	407	331,579
7.650%	06/15/35	1,655	1,429,092
8.250%	04/10/32	612	567,936
Sr. Unsec’d. Notes, 144A
0.250%	04/17/30	900	20,250
9.250%	04/17/30	3,465	3,452,006
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50	295	227,519
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31	1,225	1,064,219
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31	1,375	1,194,531
3.250%	01/15/30	7,200	6,768,000
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28	460	472,742
5.125%	01/11/33	400	418,708
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30	860	583,725

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes
6.375%	02/11/27(d)		2,970	$1,555,537
8.125%	01/18/26(d)		275	147,813
8.625%	04/07/34(d)		1,590	852,638
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		183	163,280
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		1,900	1,869,719
5.375%	04/24/32		675	669,938
Sr. Unsec’d. Notes, 144A
6.550%	02/06/37(a)		350	362,845
6.600%	06/13/36(a)		3,775	3,950,537
7.050%	10/04/32		250	270,000
India Government Bond (India),
Sr. Unsec’d. Notes
7.100%	04/08/34	INR	181,000	2,212,195
7.180%	08/14/33	INR	177,200	2,171,857
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43		5,020	4,907,050
5.250%	01/17/42		2,455	2,552,433
Indonesia Treasury Bond (Indonesia),
Bonds, Series 064
6.125%	05/15/28	IDR	44,927,000	2,956,322
Bonds, Series 096
7.000%	02/15/33	IDR	39,124,000	2,678,861
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	875	858,343
6.125%	06/15/33(a)		7,870	7,407,637
6.625%	03/22/48	EUR	2,545	2,336,312
Sr. Unsec’d. Notes, 144A
7.625%	01/30/33(a)		1,440	1,477,800
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39		1,340	1,655,737
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30		5,625	5,273,437
Sr. Unsec’d. Notes, 144A
7.500%	01/13/29		1,885	1,910,447
7.750%	01/15/28		1,550	1,590,207
Malaysia Government Bond (Malaysia),
Bonds, Series 318
4.642%	11/07/33	MYR	7,950	2,058,305
Bonds, Series 419
3.828%	07/05/34	MYR	12,475	3,047,942
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	83,619	3,946,549
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.000%	05/07/29		1,235	1,241,792
6.000%	05/07/36		3,060	3,115,080
6.350%	02/09/35		2,290	2,399,920
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Montenegro Government International Bond (Montenegro),
Sr. Unsec’d. Notes, 144A
7.250%	03/12/31(a)		3,020	$3,147,595
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
3.000%	12/15/32		615	527,750
4.000%	12/15/50		4,625	3,423,945
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		1,700	1,458,821
6.500%	09/08/33		1,360	1,474,325
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32		3,020	2,718,000
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		2,650	2,643,375
5.375%	03/08/27		3,225	3,263,297
6.250%	01/25/31		725	773,031
6.500%	03/08/47		1,790	1,886,772
6.750%	10/28/27		1,300	1,372,312
6.750%	01/17/48		1,575	1,706,906
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	950,063
7.000%	01/25/51		685	765,488
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		1,494	1,193,333
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	01/19/63		2,080	1,457,955
6.400%	02/14/35		7,040	7,205,018
6.853%	03/28/54		575	581,038
6.875%	01/31/36		1,235	1,297,522
7.875%	03/01/57		1,040	1,173,276
8.000%	03/01/38		3,960	4,460,940
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.400%	03/30/50		2,310	2,154,075
5.600%	03/13/48		400	382,600
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33		560	477,050
4.950%	04/28/31		920	917,413
5.400%	03/30/50		200	186,500
5.850%	08/21/33		430	447,415
6.000%	02/09/36		380	400,520
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
2.800%	06/23/30		3,425	3,160,076
4.150%	03/29/27		1,220	1,221,906
4.400%	03/01/28		200	201,702
4.550%	03/29/26		1,370	1,378,562
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29		946	956,643
Peruvian Government International Bond (Peru),
Bonds, 144A
7.600%	08/12/39	PEN	5,571	1,639,672

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes
2.780%	12/01/60		3,100	$1,870,199
3.550%	03/10/51		650	493,090
5.375%	02/08/35		1,260	1,290,240
5.625%	11/18/50		1,675	1,725,367
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45		3,850	2,711,844
4.625%	07/17/28		200	203,154
6.250%	01/14/36	PHP	30,000	524,064
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		375	346,875
4.817%	03/14/49		4,035	3,985,823
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		1,160	1,073,000
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		2,110	2,028,237
Sr. Unsec’d. Notes, 144A
9.750%	02/16/31		1,715	1,725,719
Republic of Poland Government Bond (Poland),
Bonds, Series 1034
5.000%	10/25/34	PLN	12,950	3,297,271
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.500%	04/04/53		660	676,863
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,409,651
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2035
8.875%	02/28/35	ZAR	20,340	1,089,116
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.650%	09/27/47		1,190	990,675
5.875%	04/20/32		2,260	2,245,875
6.250%	03/08/41		1,050	987,000
7.300%	04/20/52		200	198,500
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
4.000%	02/14/51		4,250	3,085,500
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		640	464,640
5.500%	09/18/28	EUR	1,450	1,686,701
5.750%	03/24/35		700	694,750
6.375%	01/30/34		668	693,885
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/13/42	EUR	650	488,395
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	534,194
4.750%	01/16/30		1,420	1,445,294
Sr. Unsec’d. Notes, EMTN
4.875%	07/18/33		675	686,813
5.000%	04/17/49		1,350	1,267,312
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		4,225	$3,637,461
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		4,800	4,010,400
6.500%	09/26/33		2,270	2,424,996
Sr. Unsec’d. Notes, 144A
6.000%	06/12/34		1,360	1,400,120
6.250%	05/26/28		880	914,786
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25(a)(d)		7,680	4,298,400
6.825%	07/18/26(d)		1,650	927,094
6.850%	11/03/25(d)		5,135	2,893,264
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26(d)		800	449,500
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A, Cash coupon 4.950% and PIK 3.000%
7.950%	07/15/33		2,734	2,645,947
Sr. Unsec’d. Notes, 144A
9.000%(cc)	12/31/50		1,788	1,644,960
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
6.400%	06/26/34		1,050	1,084,178
Turkiye Government Bond (Turkey),
Bonds, Series 2Y
37.000%	02/18/26	TRY	32,550	942,306
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 10Y
5.950%	01/15/31		1,590	1,556,212
7.625%	05/15/34		1,280	1,358,400
9.375%	01/19/33		950	1,112,688
Sr. Unsec’d. Notes, Series 12Y
6.500%	09/20/33		670	662,496
Sr. Unsec’d. Notes, Series 30Y
4.875%	04/16/43		770	580,349
6.000%	01/14/41		1,700	1,498,125
Sr. Unsec’d. Notes, Series 5Y
9.875%	01/15/28		380	429,875
Sr. Unsec’d. Notes, Series 6Y
8.600%	09/24/27		1,425	1,555,922
9.375%	03/14/29		2,450	2,779,219
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
0.000%(cc)	02/01/35		541	235,686
0.000%(cc)	02/01/36		451	194,263
1.750%(cc)	02/01/29		590	345,601
1.750%(cc)	02/01/34		741	328,438
1.750%(cc)	02/01/35		790	340,554
1.750%(cc)	02/01/36		2,991	1,274,724
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34		2,090	2,272,222
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)		4,725	555,188

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
7.750%	10/13/19(d)	5,500	$692,930
11.750%	10/21/26(d)	750	122,250
12.750%	08/23/22(d)	3,025	484,000
Zambia Government International Bond (Zambia),
Unsec’d. Notes
0.500%	12/31/53	260	127,897
5.750%(cc)	06/30/33	277	242,731

Total Sovereign Bonds (cost $331,272,534)			326,025,214
U.S. Government Agency Obligations — 3.8%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	514	461,598
1.500%	02/01/36	1,393	1,250,185
2.000%	08/01/36	537	492,884
2.000%	08/01/37	309	282,589
2.000%	06/01/41	1,004	876,926
2.000%	03/01/42	2,063	1,793,118
2.000%	06/01/50	213	178,656
2.000%	07/01/50	169	141,043
2.000%	02/01/51	4,076	3,399,647
2.000%	04/01/51	6,104	5,074,737
2.000%	05/01/51	29	23,844
2.000%	05/01/51	1,120	931,149
2.000%	05/01/51	1,958	1,622,686
2.000%	07/01/51	16	13,305
2.000%	12/01/51	1,193	998,348
2.000%	03/01/52	346	290,837
2.000%	04/01/52	597	493,794
2.000%	04/01/52	687	573,860
2.000%	05/01/52	185	155,502
2.000%	07/01/52	646	534,256
2.500%	07/01/37	870	815,270
2.500%	03/01/42	1,012	913,559
2.500%	07/01/50	147	129,109
2.500%	07/01/50	1,157	1,010,316
2.500%	10/01/50	295	256,454
2.500%	05/01/51	134	117,532
2.500%	05/01/51	562	488,004
2.500%	06/01/51	410	361,679
2.500%	07/01/51	177	154,543
2.500%	08/01/51	344	299,733
2.500%	08/01/51	1,106	963,438
2.500%	11/01/51	1,287	1,128,257
2.500%	01/01/52	2,393	2,090,875
2.500%	02/01/52	1,160	1,014,053
2.500%	04/01/52	1,022	887,924
2.500%	04/01/52	2,173	1,894,619
2.500%	05/01/52	3,205	2,771,446
2.500%	07/01/52	78	67,567
3.000%	05/01/30	107	104,819
3.000%	11/01/33	252	243,811
3.000%	02/01/34	249	241,874
3.000%	04/01/34	20	19,856
3.000%	11/01/42	7	6,635
3.000%	01/01/43	8	7,871
3.000%	02/01/43	3	2,722
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	02/01/43	6	$5,369
3.000%	02/01/43	26	24,291
3.000%	03/01/43	24	22,513
3.000%	03/01/45	4	3,316
3.000%	04/01/45	29	26,641
3.000%	06/01/45	6	5,287
3.000%	06/01/45	44	40,602
3.000%	07/01/45	26	24,463
3.000%	02/01/47	191	175,907
3.000%	02/01/48	4	3,723
3.000%	09/01/49	322	296,422
3.000%	11/01/49	327	300,164
3.000%	02/01/50	124	113,531
3.000%	06/01/50	139	127,299
3.000%	08/01/50	592	542,894
3.000%	09/01/51	1,522	1,381,721
3.000%	11/01/51	1,046	947,828
3.000%	01/01/52	507	459,611
3.000%	06/01/52	117	104,845
3.500%	02/01/34	37	36,267
3.500%	04/01/42	5	4,759
3.500%	04/01/42	53	50,852
3.500%	08/01/42	7	7,045
3.500%	08/01/42	10	9,560
3.500%	08/01/42	53	50,997
3.500%	09/01/42	1	558
3.500%	09/01/42	13	12,307
3.500%	09/01/42	74	70,085
3.500%	10/01/42	1	1,408
3.500%	10/01/42	20	18,830
3.500%	11/01/42	8	8,052
3.500%	12/01/42	96	92,210
3.500%	01/01/43	92	87,634
3.500%	04/01/43	3	2,821
3.500%	04/01/43	12	11,194
3.500%	04/01/43	74	70,820
3.500%	05/01/43	205	196,336
3.500%	10/01/43	24	22,633
3.500%	01/01/44	89	85,505
3.500%	03/01/44	147	139,969
3.500%	05/01/45	69	65,238
3.500%	06/01/45	13	12,063
3.500%	06/01/45	85	80,191
3.500%	12/01/46	691	651,663
3.500%	01/01/48	1,110	1,048,553
3.500%	03/01/48	501	472,569
3.500%	10/01/49	29	27,328
3.500%	12/01/49	65	61,499
3.500%	01/01/50	518	488,982
3.500%	02/01/50	1,391	1,323,788
3.500%	05/01/51	1,043	971,148
3.500%	04/01/52	6	5,380
3.500%	05/01/52	901	840,385
3.500%	11/01/52	1,319	1,228,467
4.000%	06/01/33	39	38,845
4.000%	10/01/34	17	16,878
4.000%	08/01/37	748	748,791

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	05/01/38	93	$91,839
4.000%	10/01/40	1	1,093
4.000%	10/01/40	2	1,863
4.000%	10/01/40	6	6,266
4.000%	11/01/40	3	2,477
4.000%	12/01/40	1	873
4.000%	12/01/40	56	55,517
4.000%	12/01/40	138	135,546
4.000%	12/01/40	185	183,294
4.000%	02/01/41	38	37,537
4.000%	04/01/41	237	234,702
4.000%	10/01/41	14	13,996
4.000%	10/01/41	43	42,501
4.000%	12/01/41	29	28,915
4.000%	02/01/42	102	100,987
4.000%	03/01/42	2	2,402
4.000%	04/01/42	4	3,851
4.000%	04/01/42	11	11,187
4.000%	04/01/42	25	24,928
4.000%	07/01/42	229	225,481
4.000%	09/01/42	16	15,818
4.000%	11/01/42	105	104,054
4.000%	05/01/43	16	15,298
4.000%	09/01/43	70	69,140
4.000%	02/01/45	35	33,938
4.000%	05/01/45	13	12,818
4.000%	01/01/46	752	741,531
4.000%	04/01/46	2	2,217
4.000%	04/01/46	4	4,292
4.000%	04/01/46	82	80,227
4.000%	10/01/47	2	1,557
4.000%	04/01/48	2	2,265
4.000%	06/01/48	60	58,599
4.000%	02/01/50	1,157	1,129,736
4.500%	09/01/37	73	73,572
4.500%	05/01/39	18	18,624
4.500%	05/01/39	19	19,467
4.500%	06/01/39	12	11,907
4.500%	08/01/39	80	81,498
4.500%	09/01/39	6	5,806
4.500%	10/01/39	2	2,249
4.500%	10/01/39	5	5,460
4.500%	10/01/39	32	32,510
4.500%	10/01/39	109	110,577
4.500%	10/01/39	245	247,996
4.500%	12/01/39	8	8,065
4.500%	03/01/40	16	15,864
4.500%	05/01/40	8	7,695
4.500%	08/01/40	17	17,643
4.500%	08/01/40	27	27,128
4.500%	10/01/40	20	20,693
4.500%	11/01/40	15	15,679
4.500%	01/01/41	26	26,709
4.500%	02/01/41	3	3,503
4.500%	02/01/41	4	4,457
4.500%	02/01/41	5	4,640
4.500%	02/01/41	9	9,259
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	03/01/41	22	$22,425
4.500%	04/01/41	35	35,470
4.500%	04/01/41	63	63,637
4.500%	10/01/41	174	176,170
4.500%	01/01/42	10	9,990
4.500%	03/01/44	3	2,758
4.500%	03/01/44	7	7,423
4.500%	03/01/44	9	8,647
4.500%	12/01/48	177	176,312
4.500%	05/01/50	60	59,442
5.000%	07/01/33	—(r)	137
5.000%	11/01/33	1	546
5.000%	11/01/33	1	754
5.000%	11/01/33	1	1,193
5.000%	11/01/33	1	1,501
5.000%	07/01/35	222	228,115
5.000%	11/01/35	34	35,316
5.000%	12/01/35	—(r)	397
5.000%	04/01/40	2	1,878
5.000%	04/01/40	16	16,546
5.000%	06/01/40	16	16,913
5.000%	07/01/40	1	1,386
5.000%	07/01/40	11	11,438
5.000%	08/01/40	6	6,566
5.000%	08/01/40	19	19,981
5.000%	08/01/40	58	59,643
5.000%	06/01/41	30	31,209
5.000%	07/01/41	2	1,846
5.000%	07/01/41	3	2,939
5.000%	07/01/41	9	8,818
5.000%	07/01/41	12	11,924
5.000%	09/01/52	2,924	2,928,207
5.000%	05/01/53	290	290,007
5.000%	11/01/53	564	563,746
5.000%	04/01/54	1,698	1,702,006
5.000%	07/01/54	540	539,747
5.500%	03/01/34	7	7,573
5.500%	07/01/35	5	4,848
5.500%	01/01/38	140	145,047
5.500%	06/01/41	53	54,499
5.500%	08/01/53	2,672	2,711,926
5.500%	02/01/54	758	771,915
5.500%	05/01/54	1,085	1,101,990
5.500%	09/01/54	725	736,575
6.000%	10/01/32	—(r)	27
6.000%	03/01/33	1	1,483
6.000%	12/01/33	3	3,566
6.000%	12/01/33	39	40,460
6.000%	06/01/37	—(r)	285
6.000%	07/01/38	1	1,238
6.000%	08/01/38	2	2,165
6.500%	08/01/36	3	2,820
6.500%	09/01/39	7	7,093
6.500%	01/01/54	167	172,367
7.000%	06/01/32	—(r)	263
7.000%	06/01/32	—(r)	350
7.000%	06/01/54	462	482,650

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.381%, Floor 1.625%)
6.847%(c)	04/01/37	8	$7,651
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.029%, Floor 1.733%)
6.108%(c)	02/01/37	3	3,107
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.074%, Floor 1.750%)
6.125%(c)	02/01/35	1	807
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.252%, Floor 1.750%)
7.568%(c)	07/01/41	41	41,741
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.418%, Floor 1.750%)
6.000%(c)	12/01/40	21	22,203
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.785% (Cap 9.785%, Floor 1.785%)
6.035%(c)	02/01/37	—(r)	114
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.832% (Cap 10.039%, Floor 1.832%)
6.081%(c)	03/01/36	1	935
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.842% (Cap 10.844%, Floor 1.842%)
6.091%(c)	01/01/37	2	1,524
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.916% (Cap 10.572%, Floor 1.916%)
6.291%(c)	02/01/37	1	716
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.922% (Cap 7.734%, Floor 1.922%)
7.154%(c)	10/01/42	6	5,741
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.944% (Cap 11.011%, Floor 1.944%)
6.205%(c)	12/01/36	—(r)	282
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.276%(c)	11/01/36	1	1,177
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
6.558%(c)	02/01/37	1	1,121
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.650%(c)	10/01/36	—(r)	167
Federal National Mortgage Assoc.
1.500%	04/01/37	891	795,928
1.500%	05/01/37	799	712,589
1.500%	05/01/37	1,282	1,144,001
1.500%	01/01/42	1,454	1,221,265
2.000%	05/01/36	503	460,170
2.000%	09/01/36	725	669,819
2.000%	09/01/36	778	713,823
2.000%	03/01/37	2,534	2,317,829
2.000%	05/01/37	2,523	2,307,104
2.000%	06/01/37	328	300,404
2.000%	07/01/37	52	47,720
2.000%	08/01/37	2,004	1,832,374
2.000%	03/01/38	1,340	1,227,449
2.000%	03/01/42	208	180,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	04/01/42	2,423	$2,106,500
2.000%	08/01/42	54	46,912
2.000%	07/01/50	66	54,959
2.000%	08/01/50	737	617,961
2.000%	10/01/50	95	80,452
2.000%	10/01/50	647	539,009
2.000%	11/01/50	55	45,669
2.000%	12/01/50	6,215	5,180,383
2.000%	01/01/51	1,186	988,583
2.000%	02/01/51	4,359	3,619,896
2.000%	03/01/51	2,127	1,761,903
2.000%	04/01/51	4,285	3,563,091
2.000%	05/01/51	27	22,462
2.000%	05/01/51	3,607	2,998,520
2.000%	07/01/51	13	10,729
2.000%	07/01/51	28	23,488
2.000%	07/01/51	29	23,915
2.000%	08/01/51	1,477	1,224,115
2.000%	12/01/51	4,349	3,638,852
2.000%	01/01/52	607	504,444
2.000%	02/01/52	1,146	955,811
2.000%	02/01/52	1,291	1,086,321
2.000%	02/01/52	1,447	1,211,054
2.000%	02/01/52	2,919	2,417,263
2.000%	02/01/52	5,771	4,789,603
2.000%	03/01/52	680	571,393
2.000%	03/01/52	4,097	3,393,000
2.000%	04/01/52	928	768,166
2.000%	05/01/52	97	80,268
2.500%	11/01/29	3	3,293
2.500%	01/01/31	27	26,484
2.500%	11/01/34	917	881,965
2.500%	11/01/36	945	891,733
2.500%	02/01/37	1,928	1,811,040
2.500%	04/01/37	420	390,772
2.500%	10/01/37	50	46,360
2.500%	07/01/50	80	70,180
2.500%	07/01/50	839	736,342
2.500%	09/01/50	588	517,179
2.500%	09/01/50	3,456	3,047,543
2.500%	01/01/51	322	281,736
2.500%	02/01/51	334	291,152
2.500%	05/01/51	159	139,300
2.500%	05/01/51	166	144,286
2.500%	05/01/51	212	185,551
2.500%	05/01/51	2,195	1,907,018
2.500%	06/01/51	316	276,222
2.500%	06/01/51	535	471,448
2.500%	06/01/51	2,041	1,775,326
2.500%	07/01/51	1,201	1,043,760
2.500%	08/01/51	123	107,567
2.500%	08/01/51	273	237,841
2.500%	08/01/51	1,272	1,109,192
2.500%	08/01/51	3,178	2,777,705
2.500%	10/01/51	2,125	1,862,546
2.500%	10/01/51	2,546	2,235,330
2.500%	11/01/51	115	100,617

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	12/01/51	55	$47,492
2.500%	01/01/52	333	288,739
2.500%	01/01/52	522	454,454
2.500%	01/01/52	812	710,217
2.500%	01/01/52	3,649	3,179,429
2.500%	03/01/52	113	98,178
2.500%	03/01/52	222	195,174
2.500%	03/01/52	2,232	1,941,459
2.500%	04/01/52	891	774,072
2.500%	04/01/52	1,512	1,309,259
2.500%	06/01/52	778	673,192
3.000%	TBA	144,155	129,367,682
3.000%	01/01/27	20	19,309
3.000%	08/01/27	2	1,866
3.000%	08/01/27	2	1,908
3.000%	10/01/27	6	5,818
3.000%	11/01/27	2	1,753
3.000%	12/01/27	3	3,318
3.000%	01/01/28	3	3,148
3.000%	02/01/28	3	2,569
3.000%	03/01/28	3	3,122
3.000%	04/01/28	3	2,905
3.000%	05/01/28	4	3,784
3.000%	06/01/28	4	3,507
3.000%	07/01/28	4	3,565
3.000%	08/01/28	4	3,837
3.000%	09/01/28	5	4,480
3.000%	11/01/28	73	71,949
3.000%	01/01/29	3	3,130
3.000%	02/01/29	78	76,495
3.000%	03/01/29	6	5,483
3.000%	12/01/32	37	36,426
3.000%	03/01/33	14	13,426
3.000%	12/01/34	15	14,883
3.000%	12/01/34	55	53,693
3.000%	01/01/35	90	87,007
3.000%	05/01/35	1,544	1,488,559
3.000%	06/01/35	156	151,428
3.000%	04/01/37	583	567,673
3.000%	01/01/40	1,168	1,100,068
3.000%	04/01/40	1,959	1,843,615
3.000%	09/01/42	97	89,923
3.000%	10/01/42	77	71,734
3.000%	10/01/42	215	199,174
3.000%	11/01/42	48	44,223
3.000%	11/01/42	50	46,142
3.000%	02/01/43	2	1,892
3.000%	02/01/43	3	2,472
3.000%	02/01/43	5	4,308
3.000%	02/01/43	8	7,671
3.000%	02/01/43	13	11,923
3.000%	02/01/43	36	33,429
3.000%	04/01/43	3	2,852
3.000%	04/01/43	928	860,514
3.000%	05/01/43	5	4,478
3.000%	05/01/43	13	11,603
3.000%	05/01/43	20	18,989
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/01/43	128	$118,496
3.000%	07/01/43	38	35,340
3.000%	08/01/43	15	13,777
3.000%	08/01/43	128	118,178
3.000%	09/01/43	186	172,271
3.000%	02/01/44	18	16,608
3.000%	12/01/44	1	766
3.000%	05/01/45	43	39,441
3.000%	08/01/45	105	97,112
3.000%	05/01/46	1,073	981,851
3.000%	08/01/46	94	86,072
3.000%	10/01/46	48	44,364
3.000%	11/01/46	38	35,416
3.000%	11/01/46	126	116,349
3.000%	11/01/46	184	169,017
3.000%	11/01/46	344	316,564
3.000%	11/01/46	1,301	1,206,380
3.000%	11/01/46	1,729	1,583,335
3.000%	01/01/47	1,007	920,177
3.000%	06/01/47	362	333,806
3.000%	03/01/48	6	5,419
3.000%	08/01/49	285	262,156
3.000%	11/01/49	78	71,177
3.000%	02/01/50	78	71,130
3.000%	03/01/50	262	239,685
3.000%	05/01/50	14	12,969
3.000%	05/01/50	5,254	4,800,600
3.000%	07/01/50	129	117,580
3.000%	08/01/50	188	171,368
3.000%	08/01/50	380	346,409
3.000%	09/01/50	13	11,591
3.000%	10/01/50	727	663,095
3.000%	02/01/52	1,255	1,129,292
3.000%	04/01/52	752	681,036
3.500%	TBA	7,895	7,351,567
3.500%	07/01/30	8	8,048
3.500%	08/01/30	46	45,947
3.500%	07/01/32	147	144,723
3.500%	12/01/33	695	686,320
3.500%	01/01/34	2	1,738
3.500%	01/01/34	4	3,559
3.500%	01/01/34	7	7,149
3.500%	01/01/34	12	11,476
3.500%	05/01/34	273	270,081
3.500%	07/01/34	13	12,701
3.500%	07/01/34	39	38,467
3.500%	08/01/34	50	48,921
3.500%	02/01/35	35	33,985
3.500%	09/01/37	27	26,209
3.500%	12/01/41	24	23,162
3.500%	06/01/42	40	37,951
3.500%	06/01/42	84	79,983
3.500%	07/01/42	47	45,033
3.500%	08/01/42	105	99,777
3.500%	09/01/42	184	175,682
3.500%	10/01/42	167	159,088
3.500%	11/01/42	28	26,297

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	01/01/43	29	$27,243
3.500%	01/01/43	199	189,733
3.500%	04/01/43	21	20,372
3.500%	05/01/43	275	262,344
3.500%	06/01/43	110	105,288
3.500%	06/01/43	115	109,765
3.500%	07/01/43	14	13,117
3.500%	07/01/43	35	33,535
3.500%	07/01/43	42	40,406
3.500%	07/01/43	69	65,945
3.500%	07/01/43	134	128,252
3.500%	08/01/43	32	30,436
3.500%	08/01/43	35	32,981
3.500%	03/01/44	175	167,915
3.500%	11/01/45	13	11,909
3.500%	12/01/45	461	437,156
3.500%	12/01/45	1,826	1,723,222
3.500%	01/01/46	12	11,515
3.500%	01/01/46	185	175,711
3.500%	05/01/46	62	58,955
3.500%	06/01/46	215	205,017
3.500%	02/01/47	1,002	956,843
3.500%	08/01/47	28	26,777
3.500%	09/01/47	13	12,719
3.500%	10/01/47	60	56,178
3.500%	11/01/47	16	15,315
3.500%	01/01/48	76	72,505
3.500%	02/01/48	339	320,020
3.500%	12/01/48	661	623,457
3.500%	06/01/49	323	304,360
3.500%	06/01/49	1,173	1,112,059
3.500%	06/01/49	1,384	1,305,966
3.500%	07/01/50	690	652,251
3.500%	08/01/50	85	80,568
3.500%	01/01/52	1,099	1,030,191
4.000%	TBA	15,385	14,773,960
4.000%	11/01/31	10	9,608
4.000%	07/01/35	390	392,048
4.000%	11/01/40	18	18,228
4.000%	11/01/40	125	123,673
4.000%	12/01/40	164	159,780
4.000%	01/01/41	19	19,204
4.000%	01/01/41	109	107,389
4.000%	02/01/41	21	20,321
4.000%	02/01/41	67	65,957
4.000%	03/01/41	177	175,409
4.000%	04/01/41	58	57,552
4.000%	10/01/41	71	70,230
4.000%	11/01/41	60	59,210
4.000%	01/01/42	81	80,024
4.000%	01/01/42	82	81,024
4.000%	02/01/42	9	8,884
4.000%	02/01/42	61	59,735
4.000%	02/01/42	91	89,905
4.000%	08/01/42	218	216,636
4.000%	10/01/43	37	36,855
4.000%	05/01/45	43	42,471
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/45	70	$67,567
4.000%	07/01/45	24	23,334
4.000%	09/01/45	38	37,279
4.000%	09/01/45	776	767,589
4.000%	10/01/45	2,287	2,260,160
4.000%	12/01/45	38	36,665
4.000%	03/01/46	139	137,715
4.000%	03/01/46	155	152,721
4.000%	09/01/46	35	33,376
4.000%	02/01/47	1,915	1,870,178
4.000%	08/01/47	417	407,700
4.000%	12/01/47	30	29,348
4.000%	10/01/48	540	529,287
4.000%	12/01/49	155	150,627
4.000%	10/01/51	410	397,083
4.000%	09/01/52	986	947,463
4.000%	11/01/52	129	123,759
4.000%	12/01/52	714	686,026
4.500%	TBA	12,390	12,179,705
4.500%	03/01/39	38	38,457
4.500%	06/01/39	19	19,576
4.500%	08/01/39	52	53,155
4.500%	09/01/39	64	64,849
4.500%	11/01/39	18	17,962
4.500%	12/01/39	91	92,088
4.500%	12/01/39	223	225,765
4.500%	04/01/40	140	142,033
4.500%	07/01/40	16	16,102
4.500%	09/01/40	164	166,302
4.500%	11/01/40	240	242,254
4.500%	12/01/40	17	17,280
4.500%	12/01/40	28	28,086
4.500%	12/01/40	119	120,240
4.500%	02/01/41	27	27,042
4.500%	02/01/41	27	27,554
4.500%	02/01/41	39	39,217
4.500%	02/01/41	73	73,954
4.500%	04/01/41	218	220,773
4.500%	05/01/41	6	5,947
4.500%	05/01/41	224	226,623
4.500%	06/01/41	17	17,221
4.500%	06/01/41	19	19,391
4.500%	08/01/41	3	3,058
4.500%	10/01/41	3	2,912
4.500%	10/01/41	5	4,904
4.500%	11/01/41	3	3,533
4.500%	11/01/41	70	70,493
4.500%	04/01/42	30	30,807
4.500%	08/01/42	8	7,706
4.500%	09/01/42	5	5,489
4.500%	09/01/42	11	10,823
4.500%	10/01/42	43	43,418
4.500%	09/01/43	12	12,390
4.500%	11/01/43	10	9,628
4.500%	06/01/44	13	13,288
4.500%	10/01/44	38	37,805
4.500%	02/01/45	9	9,246

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	02/01/45	20	$19,617
4.500%	10/01/45	23	23,083
4.500%	02/01/46	34	33,964
4.500%	06/01/46	4	4,236
4.500%	11/01/46	13	13,355
4.500%	12/01/46	28	27,819
4.500%	01/01/47	5	5,144
4.500%	01/01/47	8	8,219
4.500%	02/01/47	12	12,111
4.500%	11/01/47	382	381,649
4.500%	08/01/48	69	68,549
4.500%	12/01/48	270	268,993
4.500%	09/01/49	1,296	1,298,949
4.500%	01/01/50	57	56,483
4.500%	05/01/50	44	43,978
4.500%	07/01/52	124	122,009
4.500%	07/01/52	726	714,359
4.500%	08/01/52	604	594,288
4.500%	10/01/52	355	349,764
4.500%	01/01/53	3,790	3,730,296
5.000%	TBA	54,420	54,383,862
5.000%	09/01/25	—(r)	50
5.000%	04/01/34	2	1,529
5.000%	07/01/34	2	1,669
5.000%	03/01/35	70	71,819
5.000%	04/01/35	8	7,871
5.000%	04/01/35	78	80,266
5.000%	05/01/35	9	9,234
5.000%	06/01/35	2	2,502
5.000%	06/01/35	4	4,551
5.000%	06/01/35	9	9,685
5.000%	09/01/35	6	5,971
5.000%	10/01/35	12	11,927
5.000%	10/01/35	61	62,672
5.000%	03/01/36	23	23,304
5.000%	12/01/36	2	2,179
5.000%	12/01/36	78	79,568
5.000%	07/01/37	2	1,576
5.000%	07/01/37	212	217,291
5.000%	02/01/38	8	8,418
5.000%	05/01/38	55	56,010
5.000%	06/01/39	7	6,909
5.000%	06/01/39	32	32,743
5.000%	06/01/40	26	26,639
5.000%	06/01/40	35	35,897
5.000%	08/01/40	51	52,614
5.000%	04/01/41	105	108,147
5.000%	06/01/41	6	6,319
5.000%	06/01/41	16	16,123
5.000%	08/01/41	3	2,929
5.000%	09/01/41	46	47,721
5.000%	01/01/42	57	59,198
5.000%	02/01/42	17	17,049
5.000%	05/01/42	32	32,656
5.000%	07/01/42	68	70,505
5.000%	11/01/44	101	104,273
5.000%	07/01/45	273	281,324
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	12/01/47	495	$507,935
5.000%	02/01/49	297	306,794
5.000%	08/01/52	516	517,188
5.000%	10/01/52	27	26,919
5.000%	05/01/53	484	484,361
5.000%	07/01/53	409	409,187
5.000%	07/01/53	640	639,938
5.000%	09/01/53	814	816,163
5.288%(cc)	08/01/41	24	24,546
5.500%	09/01/34	30	30,896
5.500%	11/01/34	2	2,353
5.500%	12/01/34	8	7,870
5.500%	04/01/35	5	5,652
5.500%	11/01/35	28	29,435
5.500%	12/01/35	8	7,901
5.500%	01/01/36	1	1,104
5.500%	01/01/36	8	7,867
5.500%	03/01/36	1	1,345
5.500%	03/01/36	2	1,677
5.500%	05/01/36	36	37,076
5.500%	05/01/36	74	76,566
5.500%	07/01/36	159	164,004
5.500%	11/01/36	1	681
5.500%	08/01/37	2	1,840
5.500%	08/01/37	11	11,840
5.500%	08/01/37	45	46,217
5.500%	08/01/37	83	86,084
5.500%	09/01/37	31	32,351
5.500%	02/01/38	11	11,455
5.500%	02/01/38	74	76,818
5.500%	09/01/38	43	44,335
5.500%	04/01/39	24	24,389
5.500%	05/01/39	24	25,064
5.500%	03/01/40	45	46,782
5.500%	09/01/41	1	541
5.500%	09/01/41	72	74,303
5.500%	11/01/52	1,869	1,903,650
5.500%	03/01/53	665	672,874
5.500%	08/01/53	1,961	1,984,539
5.500%	10/01/53	766	778,211
5.500%	02/01/54	521	529,849
5.500%	05/01/54	1,004	1,020,037
6.000%	11/01/32	2	1,821
6.000%	03/01/33	2	1,801
6.000%	04/01/33	2	1,863
6.000%	02/01/34	18	19,051
6.000%	08/01/34	1	1,474
6.000%	11/01/34	1	1,189
6.000%	11/01/34	78	81,066
6.000%	11/01/35	14	14,291
6.000%	12/01/35	3	2,708
6.000%	02/01/36	101	106,171
6.000%	04/01/36	—(r)	8
6.000%	05/01/36	23	24,625
6.000%	05/01/36	29	30,265
6.000%	06/01/36	3	3,287
6.000%	09/01/36	3	2,943

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	09/01/36	203	$211,314
6.000%	11/01/36	6	6,708
6.000%	12/01/36	1	1,304
6.000%	01/01/37	—(r)	14
6.000%	01/01/37	3	2,711
6.000%	02/01/37	2	2,225
6.000%	02/01/37	27	28,142
6.000%	03/01/37	11	11,888
6.000%	03/01/37	67	70,291
6.000%	03/01/37	163	172,049
6.000%	05/01/37	—(r)	32
6.000%	05/01/37	1	1,458
6.000%	06/01/37	3	3,454
6.000%	08/01/37	23	24,125
6.000%	08/01/37	129	134,639
6.000%	10/01/37	3	2,705
6.000%	02/01/38	8	8,197
6.000%	03/01/38	104	109,844
6.000%	04/01/38	4	4,100
6.000%	05/01/38	24	25,793
6.000%	08/01/38	3	3,500
6.000%	09/01/38	5	4,864
6.000%	10/01/38	21	22,367
6.000%	12/01/38	1	1,058
6.000%	04/01/39	1	1,527
6.000%	06/01/39	27	28,066
6.000%	09/01/39	123	129,127
6.000%	10/01/39	33	34,743
6.000%	02/01/40	15	16,252
6.000%	10/01/40	28	29,637
6.000%	12/01/52	713	731,105
6.000%	01/01/53	1,664	1,728,266
6.000%	02/01/53	1,841	1,911,805
6.000%	05/01/53	915	949,920
6.000%	09/01/53	668	686,315
6.000%	01/01/54	4,791	4,896,442
6.000%	06/01/54	364	374,080
6.000%	08/01/54	1,646	1,692,026
6.500%	TBA	3,575	3,685,443
6.500%	07/01/32	1	906
6.500%	07/01/32	7	7,237
6.500%	07/01/32	12	12,348
6.500%	12/01/32	1	1,279
6.500%	12/01/32	3	3,057
6.500%	07/01/35	3	3,482
6.500%	12/01/35	29	30,618
6.500%	07/01/36	—(r)	518
6.500%	07/01/36	117	121,483
6.500%	08/01/36	5	4,798
6.500%	08/01/36	20	20,700
6.500%	08/01/36	25	26,071
6.500%	09/01/36	13	13,103
6.500%	09/01/36	52	54,362
6.500%	10/01/36	1	1,470
6.500%	10/01/36	26	27,284
6.500%	11/01/36	1	1,358
6.500%	12/01/36	1	672
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	10/01/37	1	$975
6.500%	10/01/37	22	22,947
6.500%	10/01/37	85	89,479
6.500%	08/01/38	9	9,159
6.500%	06/01/39	7	6,775
6.500%	10/01/39	33	34,739
6.500%	05/01/40	30	30,843
6.500%	05/01/40	34	35,501
6.500%	11/01/53	1,785	1,847,391
6.500%	01/01/54	285	295,252
6.729%(cc)	02/01/39	8	8,691
7.000%	01/01/31	—(r)	26
7.000%	04/01/32	—(r)	26
7.000%	04/01/37	8	8,472
7.000%	03/01/54	452	472,527
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	1	828
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.553% (Cap 9.887%, Floor 1.553%)
6.911%(c)	07/01/35	1	567
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
6.331%(c)	12/01/35	2	2,248
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
7.529%(c)	08/01/37	—(r)	487
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
5.950%(c)	11/01/37	4	4,448
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.701%, Floor 1.800%)
6.050%(c)	01/01/42	17	18,014
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.807% (Cap 8.522%, Floor 1.807%)
6.667%(c)	12/01/40	31	31,629
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.595%, Floor 1.818%)
6.297%(c)	02/01/42	4	3,981
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.870% (Cap 11.071%, Floor 1.870%)
7.811%(c)	08/01/36	1	1,403
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.142%(c)	12/01/35	1	736
Government National Mortgage Assoc.
1.500%	12/20/36	164	147,999
1.500%	01/20/37	221	199,200
1.500%	05/20/37	384	345,375
2.000%	01/20/51	4,683	3,974,070
2.000%	02/20/51	1,757	1,490,823
2.000%	03/20/51	1,166	989,099
2.000%	07/20/51	2,359	2,000,122
2.000%	08/20/51	2,385	2,022,382
2.000%	01/20/52	3,160	2,681,039
2.500%	08/20/50	753	665,932
2.500%	04/20/51	876	772,575

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	08/20/51	709	$624,674
2.500%	09/20/51	1,587	1,398,079
2.500%	10/20/51	6,860	6,045,105
2.500%	11/20/51	1,485	1,308,165
2.500%	12/20/51	1,754	1,545,528
2.500%	03/20/52	3,877	3,415,897
3.000%	10/15/42	8	7,754
3.000%	12/15/42	2	2,256
3.000%	05/15/43	7	6,552
3.000%	06/15/43	1	948
3.000%	07/15/43	17	15,973
3.000%	08/20/43	186	173,271
3.000%	09/20/43	184	170,740
3.000%	01/20/44	19	17,713
3.000%	02/20/44	65	60,672
3.000%	05/20/45	1,111	1,031,819
3.000%	05/20/46	30	27,100
3.000%	05/20/46	64	58,072
3.000%	05/20/46	148	136,102
3.000%	06/20/46	155	140,915
3.000%	07/20/46	42	38,088
3.000%	07/20/46	58	53,125
3.000%	07/20/46	68	63,206
3.000%	07/20/46	91	82,579
3.000%	07/20/46	186	168,955
3.000%	07/20/46	191	173,858
3.000%	08/20/46	53	47,845
3.000%	08/20/46	84	76,051
3.000%	08/20/46	88	80,342
3.000%	09/20/46	40	36,560
3.000%	09/20/46	47	42,579
3.000%	10/20/46	1,974	1,817,743
3.000%	11/20/46	906	836,762
3.000%	08/20/49	96	86,564
3.000%	10/20/49	229	205,297
3.000%	12/20/49	4	3,886
3.000%	01/20/50	6	5,462
3.000%	04/20/50	66	60,838
3.000%	05/20/50	536	485,422
3.000%	07/20/50	74	67,487
3.000%	07/20/50	126	112,660
3.000%	05/20/51	580	529,294
3.000%	06/20/51	452	412,713
3.000%	07/20/51	470	429,043
3.000%	10/20/51	1,977	1,804,221
3.000%	06/20/52	1,269	1,157,729
3.500%	05/20/42	6	5,626
3.500%	08/20/42	145	139,267
3.500%	11/20/42	3	3,159
3.500%	12/20/42	75	72,305
3.500%	03/20/43	183	172,510
3.500%	04/20/43	7	7,113
3.500%	05/20/43	99	95,146
3.500%	08/20/43	6	5,330
3.500%	11/15/43	253	242,935
3.500%	03/20/44	1	987
3.500%	10/20/44	30	28,117
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	02/15/45	34	$32,932
3.500%	02/20/45	96	91,537
3.500%	03/20/46	428	408,300
3.500%	04/20/46	7	6,711
3.500%	05/20/46	1	1,367
3.500%	05/20/46	2	2,098
3.500%	05/20/46	3	2,988
3.500%	05/20/46	3	3,043
3.500%	05/20/46	4	3,885
3.500%	05/20/46	6	5,938
3.500%	06/20/46	4	3,600
3.500%	06/20/46	4	4,137
3.500%	06/20/46	5	4,423
3.500%	06/20/46	5	4,805
3.500%	06/20/46	17	15,707
3.500%	06/20/46	1,070	1,018,236
3.500%	07/20/46	82	78,021
3.500%	07/20/46	310	294,774
3.500%	09/20/46	99	93,863
3.500%	10/20/46	1,138	1,082,029
3.500%	04/20/47	1,296	1,228,567
3.500%	12/20/47	832	789,214
3.500%	02/20/48	34	32,761
3.500%	12/20/49	—(r)	474
3.500%	12/20/49	1	1,303
3.500%	12/20/49	2	1,876
3.500%	01/20/50	380	359,759
3.500%	03/20/50	715	680,046
3.500%	04/20/50	96	91,063
3.500%	05/20/50	145	137,370
3.500%	11/20/50	158	149,138
3.500%	07/20/52	657	617,420
4.000%	09/20/25	1	981
4.000%	11/20/25	3	2,604
4.000%	01/20/26	1	949
4.000%	10/20/40	14	13,573
4.000%	02/20/41	16	15,635
4.000%	03/20/41	62	61,517
4.000%	05/20/41	124	123,481
4.000%	10/15/41	6	5,795
4.000%	10/15/41	25	24,813
4.000%	10/15/41	28	28,144
4.000%	10/20/41	165	164,013
4.000%	11/20/41	24	23,878
4.000%	12/20/41	12	11,865
4.000%	09/20/42	12	11,820
4.000%	11/20/42	10	9,784
4.000%	08/20/43	5	4,489
4.000%	03/20/45	682	672,639
4.000%	08/20/45	45	44,304
4.000%	01/15/47	5	4,694
4.000%	01/15/47	5	5,066
4.000%	06/20/47	471	460,305
4.000%	09/20/47	303	296,696
4.000%	01/20/48	156	151,861
4.000%	05/20/49	48	46,743
4.000%	10/20/50	930	908,108

A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	10/20/52	4,275	$4,132,545
4.500%	TBA	1,720	1,698,266
4.500%	04/20/35	3	2,967
4.500%	05/15/39	2	1,545
4.500%	08/15/39	11	11,550
4.500%	09/15/39	59	59,826
4.500%	09/20/39	1	677
4.500%	10/15/39	4	4,421
4.500%	11/15/39	2	2,121
4.500%	11/15/39	4	3,593
4.500%	11/20/39	16	16,372
4.500%	02/15/40	7	6,985
4.500%	02/20/40	143	144,520
4.500%	03/15/40	15	15,093
4.500%	05/20/40	116	117,208
4.500%	06/15/40	1	682
4.500%	06/15/40	5	5,507
4.500%	06/15/40	6	6,090
4.500%	06/15/40	21	21,173
4.500%	06/15/40	64	64,871
4.500%	07/15/40	—(r)	476
4.500%	07/15/40	2	1,848
4.500%	08/15/40	10	9,842
4.500%	09/15/40	32	32,564
4.500%	09/20/40	68	68,396
4.500%	10/15/40	3	2,541
4.500%	11/20/40	36	36,085
4.500%	02/20/41	159	160,535
4.500%	03/15/41	25	25,556
4.500%	03/20/41	379	383,301
4.500%	05/20/41	1	542
4.500%	05/20/41	12	11,871
4.500%	06/20/41	2	2,099
4.500%	07/20/41	22	22,201
4.500%	08/20/41	137	138,715
4.500%	11/20/41	358	362,534
4.500%	02/20/42	1	655
4.500%	05/20/42	4	3,571
4.500%	06/20/43	1	808
4.500%	06/20/44	1	768
4.500%	10/20/44	1	742
4.500%	01/20/45	1	676
4.500%	09/15/45	99	99,524
4.500%	01/20/46	79	79,825
4.500%	03/20/46	1	1,060
4.500%	05/20/46	1	857
4.500%	07/20/46	31	31,163
4.500%	08/20/46	52	52,516
4.500%	09/20/46	44	43,548
4.500%	01/20/47	115	115,749
4.500%	09/20/49	203	200,519
4.500%	10/20/52	3,251	3,214,511
5.000%	TBA	2,580	2,584,131
5.000%	11/15/33	1	792
5.000%	05/15/34	37	37,784
5.000%	07/20/39	25	25,786
5.000%	08/15/39	2	1,942
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	09/15/39	20	$20,346
5.000%	10/15/39	4	4,067
5.000%	10/15/39	14	14,342
5.000%	10/20/39	1	1,247
5.000%	02/15/40	39	40,322
5.000%	02/15/40	39	40,322
5.000%	04/15/40	19	19,089
5.000%	05/20/40	102	105,163
5.000%	06/15/40	12	12,485
5.000%	06/15/40	15	15,419
5.000%	06/20/40	73	75,083
5.000%	07/15/40	2	1,845
5.000%	08/15/40	4	3,891
5.000%	08/20/40	57	58,330
5.000%	09/15/40	3	2,904
5.000%	09/15/40	3	3,494
5.000%	09/20/40	38	38,792
5.000%	03/20/41	78	80,501
5.000%	08/20/41	87	89,298
5.000%	06/20/47	93	94,984
5.000%	04/20/48	38	39,132
5.000%	06/20/48	54	54,660
5.000%	09/20/48	331	335,344
5.000%	12/20/48	270	274,310
5.000%	05/20/49	18	18,392
5.000%	06/20/49	876	888,086
5.500%	TBA	7,330	7,400,585
5.500%	10/20/32	—(r)	239
5.500%	03/20/34	1	832
5.500%	01/20/36	170	177,434
5.500%	03/20/48	75	78,061
5.500%	04/20/48	56	58,202
5.500%	05/20/48	25	26,227
5.500%	09/20/48	1	880
5.500%	10/20/48	15	15,528
5.500%	11/20/48	76	78,460
5.500%	12/20/48	269	276,595
5.500%	01/20/49	64	65,755
5.500%	03/20/49	97	99,458
5.500%	04/20/49	5	5,357
6.000%	TBA	395	401,692
6.000%	12/20/38	264	275,772
6.000%	05/15/40	77	80,380
8.500%	06/15/26	—(r)	126

Total U.S. Government Agency Obligations (cost $550,754,274)			540,362,547
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds
1.125%	05/15/40	2,630	1,737,444
3.375%	08/15/42	14,860	13,413,472
3.875%	02/15/43	8,680	8,376,200
4.000%	11/15/42(k)	29,285	28,822,846
4.250%	02/15/54	19,700	20,081,687
4.250%	08/15/54	2,095	2,139,846
4.500%	02/15/44	30,825	32,163,961
4.750%	11/15/43	17,625	19,018,477

A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/25	1,688	$1,654,797
0.125%	04/15/26(k)	6,242	6,066,440
0.125%	07/15/26	3,186	3,106,170
0.125%	10/15/26	6,583	6,399,702
0.125%	04/15/27	12,842	12,361,333
0.125%	01/15/30	2,139	1,996,704
0.125%	07/15/30	2,454	2,282,327
0.125%	01/15/31	3,021	2,776,966
0.250%	07/15/29	3,812	3,618,073
0.375%	07/15/25	2,653	2,614,607
0.375%	01/15/27	1,171	1,138,442
0.375%	07/15/27	772	750,227
0.500%	01/15/28	1,983	1,920,537
0.625%	01/15/26	1,206	1,182,827
0.625%	07/15/32	2	1,825
0.750%	07/15/28	2,045	2,000,505
0.750%	02/15/42	3,326	2,775,045
0.750%	02/15/45	2,671	2,137,168
0.875%	01/15/29	392	383,226
1.375%	07/15/33	1,398	1,378,602
1.375%	02/15/44	1,032	942,119
1.750%	01/15/28	826	832,582
1.750%	01/15/34	8,632	8,733,330
1.875%	07/15/34	6,407	6,565,164
2.125%	04/15/29	3,287	3,379,879
2.125%	02/15/41	3,519	3,682,811
2.125%	02/15/54	9,684	10,081,455
2.375%	10/15/28	23,798	24,723,119
2.500%	01/15/29	2,344	2,445,576
3.875%	04/15/29	1,435	1,584,167
U.S. Treasury Notes
1.375%	11/15/31	27,130	23,238,541
1.500%	02/15/30	4,606	4,134,965
2.750%	02/15/28	3,024	2,944,050
3.250%	06/30/27	24,585	24,377,564
3.625%	08/31/29	5,370	5,386,781
3.875%	08/15/34	5,540	5,579,819
4.000%	07/31/29	10,300	10,496,344
4.000%	10/31/29	5,165	5,261,440
4.125%	08/31/30	19,145	19,647,556
4.375%	05/15/34	44,035	46,126,662
4.500%	07/15/26	13,630	13,819,010
4.625%	09/15/26	29,267	29,793,095
4.625%	10/15/26	34,720	35,379,138
4.625%	09/30/28	32,500	33,761,914

Total U.S. Treasury Obligations (cost $496,685,226)			505,216,537

Total Long-Term Investments (cost $10,098,883,022)			12,123,975,269

Shares
Short-Term Investments — 19.5%
Affiliated Mutual Funds — 18.8%
PGIM Core Ultra Short Bond Fund(wa)	2,152,700,713	2,152,700,713
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $514,224,277; includes $512,103,932 of cash collateral for securities on loan)(b)(wa)	514,488,343	$514,282,547

Total Affiliated Mutual Funds (cost $2,666,924,990)		2,666,983,260

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.7%
U.S. Treasury Bills
4.688%	03/13/25(k)	100,000	98,055,748
5.161%	10/29/24	886	882,735

Total U.S. Treasury Obligations (cost $98,809,057)				98,938,483

Options Purchased*~ — 0.0%
(cost $319,685)	292,303

Total Short-Term Investments (cost $2,766,053,732)	2,766,214,046

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—105.1% (cost $12,864,936,754)	14,890,189,315

Option Written*~ — (0.0)%
(premiums received $29,853)	(18,673)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—105.1% (cost $12,864,906,901)	14,890,170,642

Liabilities in excess of other assets(z) — (5.1)%	(726,019,144)

Net Assets — 100.0%	$14,164,151,498

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CVT	Convertible Security
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
XASX	Australian Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $220,952 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $498,138,829; cash collateral of $512,103,932 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 03/28/35	Put	MSI	03/26/25	4.00%	1 Day SOFR(A)/ 4.960%	4.00%(A)	24,500		$132,223
30-Year Interest Rate Swap, 03/17/55	Put	MSI	03/13/25	4.00%	1 Day SOFR(A)/ 4.960%	4.00%(A)	12,350		111,868
A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BARC	11/20/24	0.55%	CDX.NA.IG.42.V1(Q)	1.00%(Q)	61,300		$48,212
Total Options Purchased (cost $319,685)									$292,303
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BARC	11/20/24	0.70%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	61,300		$(18,673)
(premiums received $29,853)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
484	3 Month CME SOFR	Mar. 2025	$116,111,600	$214,160
1,208	2 Year U.S. Treasury Notes	Dec. 2024	251,556,563	567,990
2,800	5 Year U.S. Treasury Notes	Dec. 2024	307,671,868	418,221
1,575	10 Year U.S. Treasury Notes	Dec. 2024	179,992,969	178,486
1,318	20 Year U.S. Treasury Bonds	Dec. 2024	163,679,125	295,179
376	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	50,043,250	(144,909)
1,803	Mini MSCI EAFE Index	Dec. 2024	224,275,170	4,360,926
719	Russell 2000 E-Mini Index	Dec. 2024	80,858,740	1,875,607
2,016	S&P 500 E-Mini Index	Dec. 2024	586,076,400	12,737,431
				20,503,091
Short Positions:
484	3 Month CME SOFR	Mar. 2026	117,370,000	(148,779)
41	10 Year Euro-Bund	Dec. 2024	6,157,634	(96,367)
575	10 Year U.S. Ultra Treasury Notes	Dec. 2024	68,020,706	45,984
				(199,162)
				$20,303,929
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/03/24	CITI	BRL	2,469	$437,585	$449,835	$12,250	$—
Euro,
Expiring 11/22/24	BARC	EUR	565	628,084	630,472	2,388	—
Expiring 11/22/24	BOA	EUR	755	835,772	842,244	6,472	—
Expiring 11/22/24	DB	EUR	209	232,760	233,481	721	—
Expiring 11/22/24	JPM	EUR	995	1,109,364	1,109,597	233	—
Indian Rupee,
Expiring 10/11/24	CITI	INR	86,585	1,031,695	1,032,815	1,120	—
A49

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 10/18/24	HSBC	MXN	3,828	$196,439	$193,855	$—	$(2,584)
New Taiwanese Dollar,
Expiring 10/15/24	BNP	TWD	33,940	1,041,488	1,072,484	30,996	—
Peruvian Nuevo Sol,
Expiring 10/11/24	BNP	PEN	564	150,855	152,120	1,265	—
Polish Zloty,
Expiring 11/15/24	BARC	PLN	579	150,491	150,379	—	(112)
Expiring 11/15/24	CITI	PLN	1,428	369,530	370,472	942	—
Expiring 11/15/24	GSI	PLN	580	150,155	150,522	367	—
Expiring 11/15/24	UAG	PLN	1,172	301,522	304,185	2,663	—
Expiring 11/15/24	UAG	PLN	584	150,274	151,601	1,327	—
Expiring 11/15/24	UAG	PLN	581	150,105	150,879	774	—
				$6,936,119	$6,994,941	61,518	(2,696)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/03/24	BNP	BRL	29,279	$5,281,427	$5,334,989	$—	$(53,562)
Chilean Peso,
Expiring 11/08/24	HSBC	CLP	1,068,263	1,127,514	1,187,529	—	(60,015)
Colombian Peso,
Expiring 12/06/24	BNP	COP	1,277,364	312,861	301,118	11,743	—
Expiring 12/06/24	CITI	COP	2,488,143	610,063	586,539	23,524	—
Expiring 12/06/24	CITI	COP	1,494,516	366,420	352,308	14,112	—
Expiring 12/06/24	CITI	COP	1,274,532	308,734	300,450	8,284	—
Expiring 12/06/24	CITI	COP	546,178	133,910	128,753	5,157	—
Expiring 12/06/24	DB	COP	1,249,541	307,409	294,559	12,850	—
Expiring 12/06/24	DB	COP	1,244,754	305,927	293,431	12,496	—
Euro,
Expiring 11/22/24	BNP	EUR	4,579	5,097,133	5,108,238	—	(11,105)
Expiring 11/22/24	BNP	EUR	1,584	1,763,739	1,767,582	—	(3,843)
Expiring 11/22/24	BNP	EUR	1,110	1,235,425	1,238,116	—	(2,691)
Expiring 11/22/24	BNP	EUR	468	522,005	522,080	—	(75)
Expiring 11/22/24	HSBC	EUR	4,579	5,114,110	5,108,238	5,872	—
Expiring 11/22/24	HSBC	EUR	4,579	5,114,110	5,108,238	5,872	—
Expiring 11/22/24	HSBC	EUR	1,584	1,769,614	1,767,582	2,032	—
Expiring 11/22/24	HSBC	EUR	1,584	1,769,614	1,767,582	2,032	—
Expiring 11/22/24	HSBC	EUR	1,110	1,239,540	1,238,117	1,423	—
Expiring 11/22/24	HSBC	EUR	1,110	1,239,540	1,238,117	1,423	—
Expiring 11/22/24	SSB	EUR	4,579	5,104,402	5,108,237	—	(3,835)
Expiring 11/22/24	SSB	EUR	1,584	1,766,254	1,767,581	—	(1,327)
Expiring 11/22/24	SSB	EUR	1,110	1,237,187	1,238,117	—	(930)
Indian Rupee,
Expiring 10/11/24	BOA	INR	195,065	2,328,139	2,326,806	1,333	—
Expiring 10/11/24	CITI	INR	81,617	975,128	973,558	1,570	—
Indonesian Rupiah,
Expiring 10/11/24	BNP	IDR	16,107,539	976,197	1,059,300	—	(83,103)
Expiring 10/11/24	BNP	IDR	10,743,001	652,550	706,505	—	(53,955)
Expiring 10/11/24	BNP	IDR	7,516,594	455,275	494,323	—	(39,048)
Expiring 10/11/24	GSI	IDR	36,531,953	2,233,141	2,402,496	—	(169,355)
Expiring 10/11/24	HSBC	IDR	7,949,907	484,293	522,820	—	(38,527)
Expiring 10/11/24	HSBC	IDR	6,542,543	398,377	430,265	—	(31,888)
A50

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit,
Expiring 12/06/24	BOA	MYR	8,969	$2,063,885	$2,178,588	$—	$(114,703)
Expiring 12/06/24	HSBC	MYR	3,460	785,684	840,524	—	(54,840)
Expiring 12/06/24	HSBC	MYR	3,460	787,093	840,502	—	(53,409)
Expiring 12/06/24	HSBC	MYR	3,449	781,656	837,886	—	(56,230)
Expiring 12/06/24	HSBC	MYR	1,718	389,421	417,217	—	(27,796)
Mexican Peso,
Expiring 10/18/24	BOA	MXN	53,307	2,907,640	2,699,603	208,037	—
New Taiwanese Dollar,
Expiring 10/15/24	BARC	TWD	20,650	642,320	652,526	—	(10,206)
Expiring 10/15/24	GSI	TWD	19,359	602,194	611,743	—	(9,549)
Expiring 10/15/24	GSI	TWD	17,627	547,672	556,997	—	(9,325)
Expiring 10/15/24	GSI	TWD	12,961	402,500	409,557	—	(7,057)
Peruvian Nuevo Sol,
Expiring 10/11/24	BNP	PEN	6,589	1,732,000	1,777,267	—	(45,267)
Philippine Peso,
Expiring 12/06/24	DB	PHP	1,311	23,281	23,344	—	(63)
Expiring 12/06/24	DB	PHP	667	11,844	11,876	—	(32)
Expiring 12/06/24	JPM	PHP	2,543	45,272	45,288	—	(16)
Expiring 12/06/24	JPM	PHP	1,294	23,032	23,040	—	(8)
Polish Zloty,
Expiring 11/15/24	DB	PLN	17,340	4,386,669	4,500,051	—	(113,382)
South African Rand,
Expiring 10/03/24	BNYM	ZAR	1,050	60,854	60,736	118	—
Expiring 10/18/24	JPM	ZAR	15,683	854,777	906,312	—	(51,535)
				$67,277,832	$68,066,631	317,878	(1,106,677)
						$379,396	$(1,109,373)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Community Healthcare Systems, Inc.	12/20/26	5.000%(Q)	650	5.956%	$(89,829)	$(11,596)	$78,233
Freeport-McMoRan, Inc.	06/20/29	1.000%(Q)	1,963	0.772%	(1,606)	19,979	21,585
United Mexican States	06/20/29	1.000%(Q)	5,711	1.098%	(1,204)	(22,375)	(21,171)
					$(92,639)	$(13,992)	$78,647

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)		Value at Trade Date		Value at September 30, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.42.V1	12/20/29	1.000%(Q)	172,100		1.631%		$(5,246,990)		$(4,917,962)		$329,028
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	82,600		3.303%		6,046,320		6,153,653		107,333
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	18,363		0.528%		408,445		416,158		7,713
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	697,350		0.528%		15,638,933		15,803,946		165,013
							$16,846,708		$17,455,795		$609,087

A51

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.AAA	11/18/64	0.500%(M)	11,323	$131,137	$289,526	$(158,389)	MSI
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A52